UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response. . . . 5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value (000)

Equities: 96.5%
Information 27.2%
	> Business Software 6.2%
5,200,000	Informatica (a)(b)	$199,732
	Enterprise Data Integration Software
2,700,000	Micros Systems (a)	114,291
	Information Systems for Hotels, Restaurants & Retailers
2,100,000	ANSYS (a)	88,725
	Simulation Software for Engineers & Designers
12,500,000	Novell (a)	74,625
	Directory, Operating System & Identity Management Software
1,100,000	Quality Systems (c)	72,941
	IT Systems for Medical Groups & Ambulatory Care Centers
2,250,000	Blackbaud (b)	54,090
	Software & Services for Non-profits
1,035,000	Concur Technologies (a)	51,170
	Web Enabled Cost & Expense Management Software
1,800,000	NetSuite (a)(c)	42,426
	End to End IT Systems Solutions Delivered Over the Web
2,000,000	Tyler Technologies (a)(b)	40,320
	Financial, Tax, Court & Document Management Systems for Local Governments
9,000,000	Art Technology Group (a)(b)	37,170
	Software & Tools to Optimize Websites for E-Commerce
2,025,000	Kenexa (a)(b)	35,478
	Recruiting & Workforce Management Solutions
850,000	Red Hat (a)	34,850
	Maintenance & Support for Open Source & Middleware
1,400,000	Constant Contact (a)(c)	30,002
	E-mail & Other Marketing Campaign Management Systems Delivered Over the Web
700,000	Blackboard (a)(c)	25,228
	Education Software
920,000	Jack Henry & Associates	23,460
	Systems Financial Institutions
3,700,000	Actuate (a)(b)	19,055
	Information Delivery Software & Solutions
345,000	Advent Software (a)(c)	18,006
	Portfolio Management & Trading Systems
700,000	Avid Technology (a)	9,177
	Digital Nonlinear Editing Software & Systems
1,000,000	InContact (a)	2,320
	Call Center Systems Delivered via the Web & Telecommunications Services
		973,066
	> Instrumentation 3.0%
1,600,000	Mettler Toledo (a)	199,104
	Laboratory Equipment
5,070,000	Hexagon (Sweden)	108,892
	Measurement Equipment
2,600,000	IPG Photonics (a)(b)	62,764
	Fiber Lasers
1,545,000	Trimble Navigation (a)	54,137
	GPS-based Instruments
300,000	Dionex (a)	25,932
	Ion & Liquid Chromatography
600,000	FLIR Systems (a)	15,420
	Infrared Cameras
400,000	Hamamatsu Photonics (Japan)	13,074
	Optical Sensors for Medical & Industrial Applications
		479,323
	> Computer Hardware & Related Equipment 2.9%
3,750,000	Amphenol	183,675
	Electronic Connectors
2,225,000	II-VI (a)(b)	83,059
	Laser Optics & Specialty Materials
1,140,000	Dolby Laboratories (a)	64,764
	Audio Technology for Consumer Electronics
1,605,000	Zebra Technologies (a)	53,992
	Bar Code Printers
1,100,000	Netgear (a)	29,711
	Networking Products for Small Business & Home
800,000	Nice Systems - ADR (Israel) (a)	25,032
	Audio & Video Recording Solutions
605,000	Stratasys (a)(c)	16,771
	Rapid Prototyping Systems
		457,004
	> Mobile Communications 2.6%
6,300,000	Crown Castle International (a)	278,145
	Communications Towers
3,150,000	SBA Communications (a)	126,945
	Communications Towers
1,000,000	MetroPCS Communications (a)	10,460
	Discount Cellular Telephone Services
1,500,000	Globalstar (a)(c)	2,610
	Satellite Mobile Voice & Data Carrier
		418,160
	> Telephone and Data Services 2.1%
9,500,000	tw telecom (a)(b)	176,415
	Fiber Optic Telephone/Data Services
1,100,000	AboveNet (a)	57,299
	Metropolitan Fiber Communications Services
9,600,000	PAETEC Holding (a)(b)	39,456
	Telephone/Data Services for Business
3,400,000	Cogent Communications (a)(b)	32,198
	Internet Data Pipelines
2,000,000	General Communications (a)	19,940
	Commercial Communications & Consumer CATV, Web & Phone in Alaska
		325,308
	> Telecommunications Equipment 1.7%
1,045,000	F5 Networks (a)	108,482
	Internet Traffic Management Equipment
1,745,000	Polycom (a)	47,604
	Video Conferencing Equipment
1,875,000	Finisar (a)	35,231
	Optical Sub-systems & Components

Number of Shares		Value (000)

	> Telecommunications Equipment—continued
1,260,000	Blue Coat Systems (a)	$30,316
	WAN Acceleration & Network Security
1,045,000	CommScope (a)	24,808
	Wireless Infrastructure Equipment & Telecom Cable
800,000	Infinera (a)	9,336
	Optical Networking Equipment
681,003	Ixia (a)	8,444
	Telecom Network Test Equipment
		264,221
	> Semiconductors & Related Equipment 1.5%
7,470,000	Atmel (a)	59,461
	Microcontrollers, RF & Memory Semiconductors
2,085,000	Microsemi (a)	35,758
	Analog/Mixed-signal Semiconductors
3,440,000	ON Semiconductor (a)	24,802
	Mixed-signal & Power Management Semiconductors
1,035,000	Supertex (a)(b)	22,894
	Analog/Mixed-signal Semiconductors
500,000	Littelfuse (a)	21,850
	Little Fuses
4,500,000	Entegris (a)	21,015
	Semiconductor Materials Management Products
1,900,000	IXYS (a)(b)	18,145
	Power Semiconductors
1,765,000	Pericom Semiconductor (a)(b)	15,338
	Interface Integrated Circuits (ICs) & Frequency Control Products
800,000	Monolithic Power Systems (a)	13,064
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
		232,327
	> Computer Services 1.4%
5,000,000	iGate (b)	90,700
	IT & BPO (Business Process Outsourcing) Services
1,780,893	SRA International (a)	35,119
	Government IT Services
1,560,000	Acxiom (a)	24,742
	Database Marketing Services
1,045,000	ExlService Holdings (a)	20,325
	BPO (Business Process Outsourcing)
2,000,000	Virtusa (a)(b)	19,380
	Offshore IT Outsourcing
4,500,000	Hackett Group (a)(b)	18,585
	IT Integration & Best Practice Research
1,000,000	WNS - ADR (India) (a)	8,960
	Offshore BPO (Business Process Outsourcing) Services
		217,811
	> Financial Processors 1.2%
2,429,000	Global Payments	104,180
	Credit Card Processor
8,000,000	Singapore Exchange (Singapore)	54,967
	Singapore Equity & Derivatives Market Operator
1,790,000	Hong Kong Exchanges and Clearing (Hong Kong)	35,192
	Hong Kong Equity & Derivatives Market Operator
		194,339
	> CATV 1.2%
3,000,000	Discovery Communications, Series C (a)	114,570
	Cable TV Programming
1,250,000	Liberty Global, Series A (a)	38,512
	Cable TV Franchises Outside the USA
3,000,000	Mediacom Communications (a)(b)	19,830
	Cable TV Franchises
17,770	Jupiter Telecommunications (Japan)	19,159
	Largest Cable Service Provider in Japan
		192,071
	> Gaming Equipment & Services 1.0%
3,725,000	Bally Technologies (a)(b)	130,189
	Slot Machines & Software
790,000	WMS Industries (a)	30,075
	Slot Machine Provider
		160,264
	> Internet Related 0.7%
435,000	Equinix (a)	44,523
	Network Neutral Data Centers
188,000	NHN (South Korea) (a)	32,316
	South Korea’s Largest Online Search Engine
440,000	Akamai (a)	22,079
	Content Delivery Network (CDN) for Better Delivery of Online Content
1,000,000	Terremark Worldwide (a)	10,340
	Data Center Colocation & IT Managed Services Provider
1,000,000	TheStreet.com	2,810
	Financial Information Websites
		112,068
	> Electronics Distribution 0.5%
3,125,000	Avnet (a)	84,406
	Electronic Components Distribution
		84,406
	> Contract Manufacturing 0.5%
1,677,807	Plexus (a)	49,244
	Electronic Manufacturing Services
2,800,000	Sanmina-SCI (a)	33,824
	Electronic Manufacturing Services
		83,068
	> Business Information & Marketing Services 0.4%
3,100,000	Navigant Consulting (a)(b)	36,053
	Financial Consulting Firm
900,000	FTI Consulting (a)	31,221
	Financial Consulting Firm
		67,274

Number of Shares		Value (000)

	> Consumer Software 0.1%
3,567,000	THQ (a)(b)	$14,339
	Entertainment Software
		14,339
	> Radio 0.1%
1,541,000	Salem Communications (a)(b)	4,577
	Radio Stations for Religious Programming
164,991	Saga Communications (a)	3,349
	Radio Stations in Small & Mid-sized Cities
2,400,000	Spanish Broadcasting System (a)(b)	2,088
	Spanish Language Radio Stations
		10,014
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications (a)	4,975
	Spanish Language TV & Radio Stations
1,750,000	Gray Television (a)	3,518
	Mid-market Affiliated TV Stations
		8,493
	> Advertising —%
1,500,000	VisionChina Media - ADR (China) (a)	6,765
	Advertising on Digital Screens in China’s Mass Transit System
		6,765
Information: Total		4,300,321

Industrial Goods & Services 17.7%
	> Machinery 9.0%
4,500,000	Ametek	214,965
	Aerospace/Industrial Instruments
4,200,000	Donaldson (b)	197,946
	Industrial Air Filtration
1,500,000	Nordson	110,535
	Dispensing Systems for Adhesives & Coatings
3,100,000	Pentair	104,253
	Pumps & Water Treatment
2,565,000	Clarcor (b)	99,086
	Mobile & Industrial Filters
1,800,000	Pall	74,952
	Filtration & Fluids Clarification
2,375,000	Kennametal	73,459
	Consumable Cutting Tools
2,200,000	ESCO Technologies (b)	73,172
	Automatic Electric Meter Readers
2,608,607	Oshkosh (a)	71,737
	Specialty Truck Manufacturer
1,820,000	MOOG (a)	64,628
	Motion Control Products for Aerospace, Defense & Industrial Markets
1,700,000	HEICO (b)	57,919
	FAA Approved Aircraft Replacement Parts
1,150,000	WABCO Holdings (a)	48,231
	Truck & Bus Component Supplier
1,687,699	Mine Safety Appliances	45,736
	Safety Equipment
805,000	Toro	45,265
	Turf Maintenance Equipment
1,300,000	Kaydon	44,980
	Specialized Friction & Motion Control Products
600,000	Wabtec	28,674
	Freight & Transit Component Supplier
1,600,000	Generac (a)	21,824
	Stand-by Power Generators
700,000	Jain Irrigation Systems (India)	18,553
	Agricultural Micro-irrigation Systems & Food Processing
205,000	Neopost (France)	15,262
	Postage Meter Machines
1,250,000	Spartan Motors	5,800
	Specialty Truck & Chassis Manufacturer
		1,416,977
	> Industrial Materials & Specialty Chemicals 2.5%
1,750,000	Sociedad Quimica y Minera de Chile - ADR (Chile) (c)	84,420
	Producer of Specialty Fertilizers, Lithium & Iodine
1,530,000	Albemarle	71,619
	Refinery Catalysts & Other Specialty Chemicals
1,800,000	Nalco Holding Company	45,378
	Provider of Water Treatment & Process Chemicals & Services
340,000	Novozymes (Denmark)	43,239
	Industrial Enzymes
753,000	Mersen (France)	32,560
	Advanced Industrial Materials
1,260,000	Drew Industries (a)(b)	26,284
	RV & Manufactured Home Components
350,000	Greif	20,594
	Industrial Packaging
1,000,000	Albany International	18,920
	Paper Machine Clothing & Advanced Textiles
2,200,000	Kansai Paint (Japan)	18,765
	Paint Producer in Japan, India, China & Southeast Asia
9,000	Sika (Switzerland)	16,614
	Chemicals for Construction & Industrial Applications
400,000	Silgan Holdings	12,680
	Metal & Plastic Packaging
		391,073
	> Other Industrial Services 1.9%
3,200,000	Expeditors International of Washington	147,936
	International Freight Forwarder
1,850,000	Imtech (Netherlands)	58,795
	Electromechanical & ICT Installation & Maintenance
1,300,000	Forward Air	33,800
	Freight Transportation Between Airports
1,600,000	Mobile Mini (a)	24,544
	Portable Storage Units Leasing
1,000,000	UTI Worldwide	16,080
	Freight Forwarding & Logistics
1,050,000	TrueBlue (a)	14,333
	Temporary Manual Labor

Number of Shares		Value (000)

	> Other Industrial Services—continued
900,000	American Reprographics (a)	$7,065
	Document Management & Logistics
261,990	Arcadis (Netherlands)	5,876
	Engineering Consultants
		308,429
	> Industrial Distribution 1.1%
900,000	WW Grainger	107,199
	Industrial Distribution
2,600,000	Interline Brands (a)(b)	46,904
	Industrial Distribution
250,000	Watsco	13,920
	HVAC Distribution
		168,023
	> Construction 0.7%
66,000	NVR (a)	42,737
	D.C. Homebuilder
700,000	Simpson Manufacturing	18,046
	Wall Joint Maker
1,800,000	Mills Estruturas e Serviços de Engenharia (Brazil) (a)	17,883
	Civil Engineering & Construction
700,000	Lumber Liquidators (a)(c)	17,199
	Hardwood Flooring Retailer
687,500	Ritchie Brothers Auctioneers (c)	14,279
	Heavy Equipment Auctioneer
		110,144
	> Waste Management 0.7%
1,500,000	Republic Services	45,735
	Solid Waste Management
1,115,000	Waste Connections (a)	44,221
	Solid Waste Management
280,000	Clean Harbors (a)	18,970
	Hazardous Waste Services & Disposal
		108,926
	> Outsourcing Services 0.7%
1,950,000	Quanta Services (a)	37,206
	Electrical & Telecom Construction Services
1,210,000	Administaff	32,585
	Professional Employer Organization
2,900,000	Serco (United Kingdom)	28,045
	Facilities Management
600,000	GP Strategies (a)	5,454
	Training Programs
		103,290
	> Electrical Components 0.6%
1,440,000	Acuity Brands	63,706
	Commercial Lighting Fixtures
1,000,000	Ushio (Japan)	16,874
	Industrial Light Sources
351,000	Saft (France)	13,704
	Niche Battery Manufacturer
		94,284
	> Conglomerates 0.3%
2,225,287	Aalberts Industries (Netherlands)	36,672
	Flow Control & Heat Treatment
600,000	Ibiden (Japan)	15,274
	Electronic Parts & Ceramics
		51,946
	> Steel 0.2%
1,980,000	GrafTech International (a)	30,947
	Industrial Graphite Materials Producer
		30,947
	> Water —%
1,750,000	Mueller Water Products	5,285
	Fire Hydrants, Valves & Ductile Iron Pipes
		5,285
Industrial Goods & Services: Total		2,789,324

Consumer Goods & Services 16.5%
	> Retail 5.1%
4,135,000	lululemon athletica (a)(b)(c)	184,917
	Premium Active Apparel Retailer
2,835,000	Abercrombie & Fitch	111,472
	Teen Apparel Retailer
4,900,000	Talbots (a)(b)	64,190
	Women’s Specialty Retailer
2,009,700	Urban Outfitters (a)	63,185
	Apparel & Home Specialty Retailer
1,784,000	J Crew Group (a)	59,978
	Multi-channel Branded Retailer
4,762,000	Chico’s FAS	50,096
	Women’s Specialty Retailer
5,700,000	Pier 1 Imports (a)	46,683
	Home Furnishing Retailer
5,225,000	Saks (a)(c)	44,935
	Luxury Department Store Retailer
1,531,492	Shutterfly (a)(b)	39,804
	Internet Photo-centric Retailer
1,175,000	Dress Barn (a)	27,906
	Women’s & Tween Specialty Retailer
4,773,374	Coldwater Creek (a)(b)	25,156
	Women’s Apparel Retailer
1,345,000	Express (a)	20,458
	Dual Gender Fashion Retailer
5,717,981	Charming Shoppes (a)	20,127
	Women’s Specialty Plus Size Apparel Retailer
4,815,600	Wet Seal (a)	16,325
	Specialty Apparel Retailer
517,696	Rue21 (a)	13,362
	Fashion Value Apparel Retailer
403,700	DSW (a)	11,586
	Branded Footwear Retailer
1,371,366	Gaiam (b)	9,174
	Healthy Living Catalogs & E-Commerce
		809,354

Number of Shares		Value (000)

	> Travel 2.8%
4,500,000	Expedia	$126,945
	Online Travel Services Company
3,850,000	Gaylord Entertainment (a)(b)	117,425
	Convention Hotels
1,450,000	Vail Resorts (a)	54,404
	Ski Resort Operator & Developer
4,600,000	Avis Budget Group (a)	53,590
	Second Largest Car Rental Company
970,000	Choice Hotels	35,366
	Franchisor of Budget Hotel Brands
3,000,000	Hertz (a)	31,770
	Largest U.S. Rental Car Operator
1,100,000	Localiza Rent A Car (Brazil)	18,496
	Car Rental
		437,996
	> Food & Beverage 1.7%
2,200,000	Hansen Natural (a)	102,564
	Alternative Beverages
37,000,000	Olam International (Singapore)	91,656
	Agriculture Supply Chain Manager
810,000	Diamond Foods (c)	33,202
	Culinary Ingredients & Snack Foods
819,000	Flowers Foods	20,344
	Bread & Baked Goods
1,200,000	GLG Life Tech (Canada) (a)	9,984
	Produce an All-natural Sweetener Extracted from the Stevia Plant
2,000,000	Smart Balance (a)	7,760
	Healthy Food Products
		265,510
	> Apparel 1.6%
2,100,000	Coach	90,216
	Designer & Retailer of Branded Leather Accessories
2,397,000	True Religion Apparel (a)(b)	51,152
	Premium Denim
2,025,000	Jones Apparel Group	39,771
	Wholesaler of Women’s Apparel, Footwear & Accessories
612,972	Warnaco Group (a)	31,341
	Global Branded Apparel Manufacturer
500,000	Phillips-Van Heusen	30,080
	Apparel Wholesaler & Retailer
260,260	G-III Apparel Group (a)	8,167
	Branded Apparel Manufacturer & Outlet Retailer
250,000	Hanesbrands (a)	6,465
	Apparel Wholesaler
		257,192
	> Educational Services 1.2%
1,080,000	ITT Educational Services (a)(c)	75,891
	Post-secondary Degree Services
2,600,000	Career Education (a)	55,822
	Post-secondary Education
1,700,000	Universal Technical Institute (b)	33,235
	Vocational Training
200,000	New Oriental Education & Technology - ADR (China) (a)(c)	19,516
	China’s Largest Private Education Service Provider
2,970,000	Princeton Review (a)(b)	6,059
	College Preparation Courses
2,000,000	Voyager Learning, Contingent Value Rights (a)(d)	336
	Education Services for the K-12 Market
		190,859
	> Furniture & Textiles 0.8%
4,000,000	Knoll (b)	62,040
	Office Furniture
2,800,000	Herman Miller	55,104
	Office Furniture
1,000,000	Interface	14,230
	Modular & Broadloom Carpet
		131,374
	> Other Consumer Services 0.8%
1,960,000	Lifetime Fitness (a)	77,361
	Sport & Fitness Club Operator
14,000,000	Lifestyle International (Hong Kong)	34,718
	Mid- to High-end Department Store Operator in Hong Kong & China
1,325,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	7,950
	Provides Real Estate Services in China
		120,029
	> Casinos & Gaming 0.6%
1,750,000	Penn National Gaming (a)	51,817
	Regional Casino Operator
4,050,000	Pinnacle Entertainment (a)(b)	45,158
	Regional Casino Operator
		96,975
	> Nondurables 0.5%
1,600,000	Helen of Troy (a)(b)	40,464
	Hair Dryers & Curling Irons
550,000	Energizer Holdings (a)	36,977
	Household & Personal Care Products
		77,441
	> Other Durable Goods 0.4%
1,720,000	Jarden	53,544
	Branded Household Products
180,000	Cavco Industries (a)	6,464
	Manufactured Homes
294,000	Tesla Motors (a)(c)	5,956
	Design, Manufacture & Sell High Performance Electric Vehicles
		65,964
	> Consumer Goods Distribution 0.3%
2,100,000	Pool	42,147
	Distributor of Swimming Pool Supplies & Equipment
800,000	Crocs (a)	10,408
	Branded Footwear Wholesaler & Retailer
		52,555

Number of Shares		Value (000)

	> Restaurants 0.3%
2,000,000	AFC Enterprises (a)(b)	$24,800
	Popeye’s Restaurants
370,000	P.F. Chang’s China Bistro (c)	17,094
	Mandarin Style Restaurants
330,000	Cheesecake Factory (a)	8,735
	Casual Dining Restaurants
		50,629
	> Leisure Products 0.3%
1,190,000	Thor Industries	39,746
	RV & Bus Manufacturer
		39,746
	> Other Entertainment 0.1%
370,000	CTS Eventim (Germany)	19,174
	Event Ticket Sales
		19,174
Consumer Goods & Services: Total		2,614,798

Finance 10.2%
	> Banks 4.0%
2,791,309	BOK Financial	125,972
	Tulsa-based Southwest Bank
6,004,115	Valley National Bancorp	77,453
	New Jersey/New York Bank
4,150,000	TCF Financial	67,189
	Great Lakes Bank
5,063,800	Associated Banc-Corp	66,792
	Midwest Bank
1,045,000	City National	55,458
	Bank & Asset Manager
1,260,000	SVB Financial Group (a)	53,323
	Bank to Venture Capitalists
2,860,000	MB Financial (b)	46,389
	Chicago Bank
3,640,000	CVB Financial (c)	27,336
	Inland Empire Business Bank
2,640,000	Wilmington Trust	23,707
	Delaware Trust Bank
2,200,000	Whitney Holding	17,974
	Gulf Coast Bank
1,136,175	TriCo Bancshares (b)	17,463
	California Central Valley Bank
1,121,188	Sandy Spring Bancorp	17,378
	Baltimore/D.C. Bank
702,393	Hudson Valley	13,711
	Metro New York City Bank
706,559	Eagle Bancorp (a)	8,111
	Metro D.C. Bank
1,614,507	First Busey	7,346
	Illinois Bank
583,872	Green Bankshares (a)(c)	3,965
	Tennessee Bank
246,505	Pacific Continental	2,231
	Pacific Northwest Bank
		631,798
	> Insurance 2.7%
2,820,000	Leucadia National (a)	66,608
	Insurance Holding Company
1,230,000	Hanover Insurance Group	57,810
	Personal & Commercial Lines Insurance
9,400,000	CNO Financial Group (a)	52,076
	Life, Long-term Care & Medical Supplement Insurance
1,450,000	Delphi Financial Group	36,236
	Workers Compensation & Group Employee Benefit Products & Services
100,000	Markel (a)	34,459
	Specialty Insurance
1,200,000	HCC Insurance Holdings	31,308
	Specialty Insurance
1,000,000	Aspen Insurance	30,280
	Commercial Lines Insurance/Reinsurance
700,000	Assurant	28,490
	Specialty Insurance
832,000	Willis Group (Ireland)	25,642
	Insurance Broker
1,420,000	Selective Insurance Group	23,132
	Commercial & Personal Lines Insurance
900,000	Tower Group	21,015
	Commercial & Personal Lines Insurance
1,600,000	Symetra Financial	16,736
	Life Insurance
		423,792
	> Finance Companies 1.7%
1,505,202	World Acceptance (a)(b)	66,470
	Personal Loans
2,350,000	McGrath Rentcorp (b)	56,282
	Temporary Space & IT Rentals
2,532,500	Aaron’s	46,725
	Rent to Own
1,480,000	GATX	43,394
	Rail Car Lessor
1,650,000	CAI International (a)(b)	25,030
	International Container Leasing
3,033,300	H&E Equipment Services (a)(b)	24,175
	Heavy Equipment Leasing
1,091,000	Marlin Business Services (a)(b)	13,092
	Small Equipment Leasing
78,500	Textainer Group Holdings (c)	2,099
	Top International Container Leasor
		277,267
	> Brokerage & Money Management 1.5%
6,198,000	SEI Investments	126,067
	Mutual Fund Administration & Investment Management
3,391,000	Eaton Vance	98,475
	Specialty Mutual Funds
700,000	Investment Technology Group (a)	9,954
	Electronic Trading
		234,496

Number of Shares		Value (000)

	> Savings & Loans 0.3%
1,625,000	Housing Development Finance (India)	$26,386
	Indian Mortgage Lender
1,024,069	ViewPoint Financial	9,473
	Texas Thrift
1,010,000	Provident New York Bancorp	8,474
	New York State Thrift
65,991	Berkshire Hills Bancorp	1,251
	Northeast Thrift
		45,584
Finance: Total		1,612,937

Health Care 9.8%
	> Medical Equipment & Devices 3.6%
2,800,000	Alexion Pharmaceuticals (a)	180,208
	Biotech Focused on Orphan Diseases
1,000,000	Edwards Lifesciences (a)	67,050
	Heart Valves
1,065,000	Haemonetics (a)	62,334
	Blood & Plasma Collection Equipment
3,150,000	American Medical Systems (a)	61,677
	Medical Devices to Treat Urological Conditions
1,100,000	Illumina (a)	54,120
	Leading Tools & Service Provider for Genetic Analysis
1,500,000	Sirona Dental Systems (a)	54,060
	Manufacturer of Dental Equipment
900,000	Gen-Probe (a)	43,614
	Molecular In-vitro Diagnostics
1,150,000	Orthofix International (a)(b)	36,133
	Bone Fixation & Stimulation Devices
1,500,000	Nanosphere (a)(b)	7,545
	Molecular Diagnostics Company with Best of Breed Platform
694,849	Vermillion (a)(b)	3,836
	Ovarian Cancer Diagnostic Test
		570,577
	> Biotechnology & Drug Delivery 3.4%
3,205,000	BioMarin (a)	71,632
	Biotech Focused on Orphan Diseases
4,114,900	Seattle Genetics (a)	63,904
	Antibody-based Therapies for Cancer
1,550,000	Acorda Therapeutics (a)	51,181
	Biopharma Company Focused on Nervous Disorder Drugs
3,300,000	Nektar Therapeutics (a)	48,741
	Drug Delivery Technologies
860,000	United Therapeutics (a)	48,169
	Biotech Focused on Rare Diseases
1,100,000	Human Genome Sciences (a)	32,769
	Biotech Focused on HCV, Inflammation & Cancer
1,550,000	Amylin Pharmaceuticals (a)	32,317
	Biotech Company Focused on Diabetes & Obesity
1,200,000	Auxilium Pharmaceuticals (a)(c)	29,736
	Biotech Focused on Niche Disease Areas
5,981,889	Allos Therapeutics (a)(b)	28,235
	Cancer Drug Development
900,000	Onyx Pharmaceuticals (a)	23,742
	Commercial-stage Biotech Focused on Cancer
3,500,000	Micromet (a)(c)	23,520
	Next-generation Antibody Technology
3,200,000	NPS Pharmaceuticals (a)(b)	21,888
	Orphan Drugs & Healthy Royalties
2,350,000	Isis Pharmaceuticals (a)	19,740
	Biotech Pioneer in Anti-sense Drugs
2,649,300	Chelsea Therapeutics (a)(b)(c)	13,564
	Biotech Focused on Rare Diseases
3,500,000	Array Biopharma (a)(b)	11,305
	Drugs for Cancer & Inflammatory Diseases
2,800,000	Idenix Pharmaceuticals (a)	8,680
	Developer of Drugs for Infectious Diseases
1,450,000	Anthera (a)(c)	6,075
	Biotech Focused on Cardiovascular, Cancer & Immunology
359,944	MicroDose Technologies (a)(d)	90
	Drug Inhaler Development
94,715	Locus Pharmaceuticals (a)(d)	9
	High Throughput Rational Drug Design
		535,297
	> Health Care Services 1.4%
3,300,000	PSS World Medical (a)(b)	70,554
	Distributor of Medical Supplies
1,250,000	Mednax (a)	66,625
	Physician Management for Pediatric & Anesthesia Practices
4,250,000	eResearch Technology (a)(b)	31,790
	Clinical Research Services
400,000	HMS Holdings (a)	23,576
	Cost Containment Services
500,000	AthenaHealth (a)(c)	16,510
	Revenue Cycle Management for Physician Offices
700,000	Allscripts-Misys Healthcare (a)	12,929
	Clinical IT Solutions for Physician Offices
		221,984
	> Medical Supplies 1.3%
3,350,000	Cepheid (a)(b)	62,678
	Molecular Diagnostics
650,000	Henry Schein (a)	38,077
	Largest Distributor of Healthcare Products
850,000	ICU Medical (a)(b)	31,697
	Intravenous Therapy Products
500,000	Idexx Laboratories (a)(c)	30,860
	Diagnostic Equipment & Services for Veterinarians
1,435,000	QIAGEN (Netherlands) (a)(c)	25,457
	Life Science Tools & Molecular Diagnostics
600,000	Owens & Minor	17,076
	Distribution of Medical Supplies
		205,845

Number of Shares		Value (000)

	> Pharmaceuticals 0.1%
2,278,100	United Drug (Ireland)	$7,761
	Irish Pharmaceutical Wholesaler & Outsourcer
759,718	Akorn (a)	3,069
	Develops, Manufactures & Sells Specialty Generic Drugs
		10,830
Health Care: Total		1,544,533

Energy & Minerals 9.7%
	> Oil Services 3.9%
3,100,000	FMC Technologies (a)	211,699
	Oil & Gas Wellhead Manufacturer
2,570,626	Fugro (Netherlands)	169,153
	Sub-sea Oilfield Services
3,200,000	Atwood Oceanics (a)	97,440
	Offshore Drilling Contractor
1,670,000	ShawCor (Canada)	48,693
	Oil & Gas Pipeline Products
1,750,000	Tesco (a)	21,052
	Developing New Well Drilling Technologies
275,000	Oceaneering International (a)	14,812
	Provider of Sub-sea Services & Manufactured Products
375,000	Bristow (a)	13,530
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
10,719,200	Tuscany International Drilling (Colombia) (a)(b)(d)	13,068
2,600,000	Tuscany International Drilling - Warrants (Colombia) (a)(b)(d)	340
	South America-based Drilling Rig Contractor
375,000	Gulfmark Offshore (a)	11,520
	Operator of Offshore Supply Vessels
500,000	Black Diamond Group (Canada)	8,752
	Provides Accommodations/Equipment for Oil Sands Exploitation
2,953,900	Horizon North Logistics (Canada) (a)	6,230
	Provides Diversified Oil Service Offering in Northern Canada
		616,289
	> Oil & Gas Producers 3.6%
4,910,550	Pacific Rubiales Energy (Colombia) (a)	138,072
	Oil Production & Exploration in Colombia
2,160,000	Southwestern Energy (a)	72,230
	Oil & Gas Producer
2,400,000	Tullow Oil (United Kingdom)	48,076
	Oil & Gas Producer
2,700,000	Denbury Resources (a)	42,903
	Oil Producer Using Co2 Injection
910,000	Ultra Petroleum (a)	38,202
	Oil & Gas Producer
715,000	St. Mary Land & Exploration	26,784
	Oil & Gas Producer
695,000	Range Resources	26,500
	Oil & Gas Producer
650,000	Baytex (Canada) (c)	23,545
	Oil & Gas Producer in Canada
779,000	Rosetta Resources (a)	18,299
	Oil & Gas Producer Exploring in South Texas & Montana
850,000	Northern Oil & Gas (a)	14,399
	Small E&P Company in North Dakota Bakken
583,000	Carrizo Oil & Gas (a)	13,957
	Oil & Gas Producer
22,000,000	ShaMaran Petroleum (Iraq) (a)	12,829
	Oil Exploration in Kurdistan
37,500,000	Petromanas (Canada) (a)(b)(d)	12,323
18,750,000	Petromanas - Warrants (Canada) (a)(b)(d)	875
	Exploring for Oil in Albania
1,200,000	Houston American Energy (c)	12,000
	Oil & Gas Exploration/Production in Colombia
1,400,000	Gran Tierra Energy (Colombia) (a)	10,804
	Oil Exploration & Production in Colombia, Peru & Argentina
1,198,100	Pan Orient (Canada) (a)	8,698
	Growth Oriented & Return Focused Asian Explorer
6,300,000	Canacol Energy (Colombia) (a)(d)	7,801
	Oil Producer in South America
24,000,000	Petrodorado (Colombia) (a)(b)(d)	7,772
24,000,000	Petrodorado - Warrants (Colombia) (a)(b)(d)	2,799
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
250,000	Cabot Oil & Gas	7,528
	Large Natural Gas Producer in Appalachia & Gulf Coast
8,000,000	Petrolifera Petroleum (Colombia) (a)(b)(d)	6,020
5,950,000	Petrolifera Petroleum (Colombia) (a)(b)	4,568
	Oil & Gas Exploration & Production in South America
12,100,000	Alange Energy (Colombia) (a)	4,998
	Oil & Gas Exploration/Production in Colombia
228,200	Oasis Petroleum (a)	4,420
	Oil Producer in North Dakota
750,000	Vaalco Energy (a)	4,305
	Oil & Gas Producer
13,000,000	Petroamerica (Colombia) (a)	3,664
	Oil Exploration & Production in Colombia
		574,371
	> Mining 1.8%
2,450,000	Silver Wheaton (Canada) (a)	65,293
	Silver Mining Royalty Company
696,000	Core Laboratories (Netherlands) (c)	61,276
	Oil & Gas Reservoir Consulting
880,000	Pan American Silver (Canada) (c)	26,039
	Silver Mining
1,000,000	Ivanhoe Mines (Canada) (a)	23,462
	Copper Mine Project in Mongolia
7,500,000	Zhaojin Mining Industry (China)	23,103
	Gold Mining & Refining in China

Number of Shares		Value (000)

	> Mining—continued
3,250,000	Northam Platinum (South Africa)	$21,431
	Platinum Mining in South Africa
400,000	Royal Gold	19,936
	Precious Metals Mining Royalty Company
10,000,000	Orko Silver (Canada) (a)(b)	18,758
	Silver Exploration & Development
2,400,000	Alexco Resource (a)	11,136
	Mining, Exploration & Environmental Services
2,800,000	Duluth Metals (Canada) (a)	6,939
	Copper & Nickel Miner
236,400	Tahoe Resources (Canada) (a)(d)	2,063
	Silver Project in Guatemala
		279,436
	> Alternative Energy 0.2%
3,000,000	GT Solar International (a)(c)	25,110
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
400,000	STR Holdings (a)(c)	8,616
	Makes Encapsulant for Solar Power Modules/Provides Quality Assurance
1,800,000	Synthesis Energy Systems (China) (a)	1,620
	Owner/Operator of Gasification Plants
		35,346
	> Oil Refining, Marketing & Distribution 0.2%
600,000	Vopak (Netherlands)	28,670
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
		28,670
Energy & Minerals: Total		1,534,112

Other Industries 5.4%
	> Real Estate 3.0%
4,000,000	BioMed Realty Trust	71,680
	Life Science-focused Office Buildings
720,000	Digital Realty Trust	44,424
	Technology-focused Office Buildings
480,000	Federal Realty Investment Trust	39,197
	Shopping Centers
1,120,000	Kilroy Realty	37,117
	Southern California Office & Industrial Properties
900,000	Corporate Office Properties	33,579
	Office Buildings
1,300,000	Dupont Fabros Technology	32,695
	Technology-focused Office Buildings
752,161	Macerich	32,305
	Regional Shopping Malls
1,850,000	Extra Space Storage	29,674
	Self Storage Facilities
40,000,000	Mapletree Logistics Trust (Singapore)	26,486
3,200,000	Mapletree Logistics - Rights (Singapore) (a)(e)	134
	Asian Logistics Landlord
15,000,000	Ascendas REIT (Singapore)	25,023
	Singapore Industrial Property Landlord
700,000	Washington REIT	22,211
	Washington D.C. Diversified Properties
3,000,000	Education Realty Trust (b)	21,450
	Student Housing
1,500,000	Associated Estates Realty	20,970
	Multi-family Properties
3,750,000	DCT Industrial Trust	17,963
	Industrial Properties
2,800	Orix JREIT (Japan)	13,651
	Diversified REIT
3,050,000	Kite Realty Group	13,542
	Community Shopping Centers
37,407	Security Capital European Realty (Luxembourg) (a)(d)(f)	—
	Self Storage Properties
		482,101
	> Transportation 1.3%
1,980,000	JB Hunt Transport Services	68,706
	Truck & Intermodal Carrier
2,730,000	Heartland Express	40,595
	Regional Trucker
2,500,000	Rush Enterprises, Class A (a)(b)	38,350
500,000	Rush Enterprises, Class B (a)(b)	6,875
	Truck Sales & Services
1,110,000	World Fuel Services	28,871
	Global Fuel Broker
602,000	American Commercial Lines (a)(c)	16,784
	Operator of Inland Barges/Builder of Barges & Vessels
		200,181
	> Regulated Utilities 1.1%
2,000,000	Northeast Utilities	59,140
	Regulated Electric Utility
900,000	Wisconsin Energy	52,020
	Wisconsin Utility
5,833,000	Terna (Italy)	24,805
	Italian Power Transmission
500,000	ALLETE	18,215
	Regulated Electric Utility in Minnesota
333,000	Red Eléctrica de España (Spain)	15,682
	Spanish Power Transmission
		169,862
Other Industries: Total		852,144

Total Equities: 96.5% (Cost: $10,716,099)		15,248,169

Securities Lending Collateral: 2.8%
436,353,993	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.07%)	436,354
Total Securities Lending Collateral: (Cost: $436,354)		436,354

Principal Amount (000)		Value (000)

Short-Term Obligations: 3.8%
	> Repurchase Agreement 3.5%
$545,589	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.23%, collateralized by U.S. Government Agency obligations with various maturities to 9/16/14, market value $556,506 (repurchase proceeds $545,592)	$545,589
		545,589
	> Commercial Paper 0.3%
50,000	Hewlett Packard Co. (h) 0.19% due 10/15/10	49,996
		49,996

Total Short-Term Obligations: (Amortized Cost: $595,585)		595,585

Total Investments: 103.1% (Cost: $11,748,038)(i)(j)		16,280,108

Obligation to Return Collateral for Securities Loaned: (2.8)%		(436,354)

Cash and Other Assets Less Liabilities: (0.3)%		(52,439)

Total Net Assets: 100.0%		$15,791,315

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ.  A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$4,036,721	$263,600	$—	$4,300,321
Industrial Goods & Services	2,469,091	320,233	—	2,789,324
Consumer Goods & Services	2,468,914	145,548	336	2,614,798
Finance	1,586,551	26,386	—	1,612,937
Health Care	1,536,673	7,761	99	1,544,533
Energy & Minerals	1,190,618	343,494	—	1,534,112
Other Industries	746,363	105,781	—	852,144
Total Equities	14,034,931	1,212,803	435	15,248,169
Total Securities Lending Collateral	436,354	—	—	436,354
Total Short-Term Obligations	—	595,585	—	595,585
Total Investments	$14,471,285	$1,808,388	$435	$16,280,108

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisor’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stocks using a model, based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine-month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Equities
Consumer Goods & Services	$336	$—	$—	$—	$—	$—	$—	$336
Health Care	176	(4,500)	4,423	—	—	—	—	99
Energy & Minerals	—	—	—	13,319	—	—	(13,319)	—
	$512	$(4,500)	$4,423	$13,319	$—	$—	$(13,319)	$435

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $4,423.

> Notes to Statement of Investments (dollar values in thousands)

(a)     Non-income producing security.

(b)    An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the nine months ended September 30, 2010, are as follows:

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/10	Value	Dividend
Abercrombie & Fitch*	4,500,000	—	1,665,000	2,835,000	$111,472	$1,535
Actuate	3,700,000	—	—	3,700,000	19,055	—
Administaff*	1,428,224	—	218,224	1,210,000	32,585	472
AFC Enterprises	2,000,000	—	—	2,000,000	24,800	—
Allos Therapeutics	2,800,000	3,181,889	—	5,981,889	28,235	—
AMAG Pharmaceuticals*	600,000	650,000	1,250,000	—	—	—
AmeriCredit*	7,235,000	250,000	7,485,000	—	—	—
AnnTaylor Stores*	3,500,000	—	3,500,000	—	—	—
Anthera*	—	1,450,000	—	1,450,000	6,075	—
Array Biopharma	—	3,500,000	—	3,500,000	11,305	—
Art Technology Group	2,594,654	6,405,346	—	9,000,000	37,170	—
Bally Technologies	4,025,000	—	300,000	3,725,000	130,189	—
Blackbaud	1,800,000	450,000	—	2,250,000	54,090	743
CAI International	1,650,000	—	—	1,650,000	25,030	—
Cap-Link Ventures*	48,000,000	—	48,000,000	—	—	—
Cepheid	2,500,000	850,000	—	3,350,000	62,678	—
Charming Shoppes*	7,500,000	2,300,000	4,082,019	5,717,981	20,127	—
Chattem*	1,010,000	—	1,010,000	—	—	—
Chelsea Therapeutics	—	2,469,300	—	2,469,300	13,564	—
Clarcor	2,627,500	—	62,500	2,565,000	99,086	750
Cogent Communications	4,200,000	—	800,000	3,400,000	32,198	—
Coldwater Creek	—	4,950,442	177,068	4,773,374	25,156	—
Donaldson	4,200,000	—	—	4,200,000	197,946	1,533
Drew Industries	1,600,000	—	340,000	1,260,000	26,284	—
Education Realty Trust	—	3,000,000	—	3,000,000	21,450	220
eResearch Technology	4,250,000	—	—	4,250,000	31,790	—
ESCO Technologies	2,200,000	—	—	2,200,000	73,172	528
Gaiam	1,371,366	—	—	1,371,366	9,174	206
Gaylord Entertainment	3,700,000	1,189,500	1,039,500	3,850,000	117,425	—
H&E Equipment Services	3,300,000	—	266,700	3,033,300	24,175	—
Hackett Group	4,500,000	—	—	4,500,000	18,585	—
HEICO	1,225,000	475,000	—	1,700,000	57,919	165
Helen of Troy	1,700,000	—	100,000	1,600,000	40,464	—
Herman Miller*	2,800,000	—	—	2,800,000	55,104	185
ICU Medical	850,000	200,000	200,000	850,000	31,697	—
iGate	5,000,000	—	—	5,000,000	90,700	550
II-VI	2,400,000	—	175,000	2,225,000	83,059	—
Informatica	7,000,000	—	1,800,000	5,200,000	199,732	—
Interline Brands	2,600,000	—	—	2,600,000	46,904	—
IPG Photonics	2,750,000	325,000	475,000	2,600,000	62,764	—
IXYS	1,900,000	—	—	1,900,000	18,145	—
Kenexa	2,425,000	—	400,000	2,025,000	35,478	—
Knoll	4,000,000	—	—	4,000,000	62,040	240
Lifetime Fitness*	2,150,000	—	190,000	1,960,000	77,361	—
lululemon athletica	4,200,000	485,000	550,000	4,135,000	184,917	—
Marlin Business Services	1,091,000	—	—	1,091,000	13,092	—
MB Financial	2,305,600	554,400	—	2,860,000	46,389	78
McGrath Rentcorp	2,350,000	—	—	2,350,000	56,282	1,575
Mediacom Communications	4,000,000	—	1,000,000	3,000,000	19,830	—
Mine Safety Appliances*	1,975,000	—	287,301	1,687,699	45,736	1,324
Nanosphere	1,232,900	267,100	—	1,500,000	7,545	—
Navigant Consulting	2,500,000	600,000	—	3,100,000	36,053	—
NPS Pharmaceuticals	2,700,000	500,000	—	3,200,000	21,888	—
Orko Silver	10,000,000	—	—	10,000,000	18,758	—
Orthofix International	1,000,000	150,000	—	1,150,000	36,133	—
PAETEC Holding	9,600,000	—	—	9,600,000	39,456	—
Pericom Semiconductor	1,765,000	—	—	1,765,000	15,338	—

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/10	Value	Dividend
Petrodorado	48,000,000	—	—	48,000,000	$10,571	$—
Petrolifera Petroleum	—	13,950,000	—	13,950,000	10,588	—
Petromanas	—	56,250,000	—	56,250,000	13,198	—
Pinnacle Entertainment	4,050,000	—	—	4,050,000	45,158	—
Princeton Review	3,000,000	—	30,000	2,970,000	6,059	—
PSS World Medical	2,750,000	550,000	—	3,300,000	70,554	—
Rush Enterprises	3,000,000	—	—	3,000,000	45,225	—
Salem Communications	1,541,000	—	—	1,541,000	4,577	—
Shutterfly	—	1,531,492	—	1,531,492	39,804	—
SkillSoft - ADR*	9,500,000	—	9,500,000	—	—	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	2,088	—
Supertex	1,035,000	—	—	1,035,000	22,894	—
Switch & Data Facilities*	2,500,000	—	2,500,000	—	—	—
Talbots	4,250,000	650,000	—	4,900,000	64,190	—
THQ	3,200,000	600,000	233,000	3,567,000	14,339	—
TriCo Bancshares	1,200,000	36,175	100,000	1,136,175	17,463	354
True Religion Apparel	1,500,000	975,000	78,000	2,397,000	51,152	—
Tuscany International Drilling	—	13,319,200	—	13,319,200	13,408	—
tw telecom	9,500,000	—	—	9,500,000	176,415	—
Tyler Technologies	1,134,260	1,315,740	450,000	2,000,000	40,320	—
Universal Technical Institute	1,750,301	—	50,301	1,700,000	33,235	2,550
Vail Resorts*	1,950,000	—	500,000	1,450,000	54,404	—
Vermillion	—	694,849	—	694,849	3,836	—
Virtusa	1,800,000	200,000	—	2,000,000	19,380	—
World Acceptance	1,545,000	—	39,798	1,505,202	66,470	—
Xenoport*	—	2,100,000	2,100,000	—	—	—
Total of Affiliated Transactions	313,916,805	126,375,433	90,954,411	349,337,827	$3,480,928	$13,008

*            At September 30, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2010, were $2,745,868 and $3,480,928, respectively. Investments in affiliated companies represented 22.0% of the Fund’s total net assets at September 30, 2010.

(c)     All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $425,308.

(d)    Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2010, the market value of these securities amounted to $53,496, which represented 0.34% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Tuscany International Drilling	2/12/10-3/23/10	10,719,200	$12,997	$13,068
Petromanas	5/20/10	37,500,000	13,032	12,323
Canacol Energy	4/15/10	6,300,000	4,667	7,801
Petrodorado	11/20/09	24,000,000	5,049	7,772
Petrolifera Petroleum	4/06/10	8,000,000	6,768	6,020
Petrodorado - Warrants	11/20/09	24,000,000	2,965	2,799
Tahoe Resources	5/28/10	236,400	1,350	2,063
Petromanas - Warrants	5/20/10	18,750,000	1,086	875
Tuscany International Drilling - Warrants	2/12/10	2,600,000	322	340
Voyager Learning, Contingent Value Rights	12/24/09	2,000,000	—	336
MicroDose Technologies	11/24/00	359,944	2,005	90
Locus Pharmaceuticals	9/05/01-2/08/07	94,715	7,780	9
Security Capital European Realty	8/20/98-7/20/99	37,407	205	—
			$58,226	$53,496

(e)     Illiquid security.

(f)       Security has no value.

(g)    Investment made with cash collateral received from securities lending activity.

(h)    Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers is also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2010, this security had an aggregate value of $49,996, which represented 0.3% of net assets.

> Notes to Statement of Investments (dollar values in thousands)

(i)        At September 30, 2010, for federal income tax purposes, the cost of investments was $11,748,038 and net unrealized appreciation was $4,532,070, consisting of gross unrealized appreciation of $5,591,135 and gross unrealized depreciation of $1,059,065.

(j)        On September 30, 2010, the market value of foreign securities represented 12.27% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$385,899	2.44
Canada	261,654	1.66
Colombia	199,906	1.27
Singapore	198,266	1.26
Sweden	108,892	0.69
Japan	96,797	0.61
Chile	84,420	0.53
United Kingdom	76,121	0.48
Hong Kong	69,910	0.44
France	61,526	0.39
China	58,954	0.37
India	53,899	0.34
Denmark	43,239	0.27
Brazil	36,379	0.23
Ireland	33,403	0.21
South Korea	32,316	0.21
Israel	25,032	0.16
Italy	24,805	0.16
South Africa	21,431	0.14
Germany	19,174	0.12
Switzerland	16,614	0.11
Spain	15,682	0.10
Iraq	12,829	0.08
Luxembourg	—	—
Total Foreign Portfolio	$1,937,148	12.27

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value (000)

Equities: 95.4%
Asia 39.0%
	> Japan 16.5%
7,140,000	Kansai Paint	$60,900
	Paint Producer in Japan, India, China & Southeast Asia
30,000	Advance Residence Investment (a)	50,564
	Residential REIT
1,846,000	Aeon Delight (b)	34,585
	Facility Maintenance & Management
274,000	Nakanishi	30,210
	Dental Tools & Machinery
16,442	Seven Bank	29,447
	ATM Processing Services
5,650	Orix JREIT	27,547
	Diversified REIT
20,900	Wacom (b)	25,966
	Computer Graphic Illustration Devices
24,022	Jupiter Telecommunications	25,899
	Largest Cable Service Provider in Japan
5,100	Osaka Securities Exchange	25,020
	Osaka Securities Exchange
707,000	Ain Pharmaciez (b)	24,625
	Dispensing Pharmacy/Drugstore Operator
789,000	Tsumura	24,537
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
3,283,000	Kamigumi	24,417
	Port Cargo Handling & Logistics
1,343,000	Hoshizaki Electric	24,307
	Commercial Kitchen Equipment
977,000	Glory	23,889
	Currency Handling Systems & Related Equipment
710,000	Hamamatsu Photonics	23,206
	Optical Sensors for Medical & Industrial Applications
8,071	Start Today (b)	22,531
	Largest Online Japanese Apparel Retailer
3,860	Nippon Accommodations Fund	22,172
	Residential REIT
906,000	Aeon Mall	22,067
	Suburban Shopping Mall Developer, Owner & Operator
3,400	Fukuoka (b)	21,627
	Diversified REIT in United Kingdom
800,000	Olympus	21,011
	Medical Equipment (Endoscopes) & Cameras
1,275,000	Gree	20,619
	Mobile Social Networking Game Developer/Platform
868,000	Kintetsu World Express	20,496
	Airfreight Logistics
3,499	Kakaku.com	20,289
	Online Price Comparison Services for Consumers
408,700	Benesse	19,690
	Education Service Provider
1,905,500	Asics	19,468
	Footwear & Apparel
942,000	Tamron	19,352
	Camera Lens Maker
1,501,000	Rohto Pharmaceutical	18,714
	Health & Beauty Products
406,030	Point	18,464
	Apparel Specialty Retailer
711,000	Ibiden	18,099
	Electronic Parts & Ceramics
672,000	Icom	17,459
	Two Way Radio Communication Equipment
1,000,000	Japan Airport Terminal	16,557
	Airport Terminal Operator at Haneda
509,000	Makita	16,175
	Power Tools
950,000	Ushio	16,030
	Industrial Light Sources
972,500	Torishima Pump Manufacturing (b)	15,591
	Industrial Pump for Power Generation & Water Supply Systems
1,750,000	Suruga Bank	15,430
	Regional Bank
787,200	Daiseki	14,848
	Waste Disposal & Recycling
587,800	Miura	13,322
	Industrial Boiler
397,500	Pigeon	12,638
	Baby Care Products
511,700	Asahi Diamond Industrial	9,869
	Consumable Diamond Tools
1,860,000	Nippon Sheet Glass	4,064
	Sheet Glass for Building & Automotive Use
294,100	Zenrin	3,185
	Map Content Publisher
43,200	As One	835
	Scientific Supplies Distributor
		895,721
	> China 6.1%
13,930,000	Zhaojin Mining Industry	42,910
	Gold Mining & Refining in China
11,000,000	China Yurun Food	40,956
	Meat Processor in China
13,626,200	Shandong Weigao	38,638
	Vertically Integrated Hospital Consumable Manufacturing
36,700,000	Jiangsu Expressway	38,456
	Chinese Toll Road Operator
1,110,000	Mindray - ADR (b)	32,823
	Medical Device Manufacturer
33,500,000	China Green	32,378
	Chinese Fruit & Vegetable Grower & Processor
278,315	New Oriental Education & Technology - ADR (a)(b)	27,158
	China’s Largest Private Education Service Provider
240,000,000	RexLot Holdings	22,736
	Lottery Equipment Supplier in China
29,425,300	Wasion Group	22,566
	Electronic Power Meter Total Solution Provider

Number of Shares		Value (000)

	> China—continued
30,000,000	China Communication Services	$17,763
	China’s Telecom Infrastructure Service Provider
18,910,000	Sino Ocean Land	13,162
	Property Developer in China
15,300,000	Fu Ji Food & Catering Services (a)(c)	158
	Food Catering Service Provider in China
		329,704
	> Singapore 4.8%
37,000,000	Olam International	91,656
	Agriculture Supply Chain Manager
68,113,500	Mapletree Logistics Trust	45,101
5,449,080	Mapletree Logistics - Rights (a)(c)	228
	Asian Logistics Landlord
24,136,100	CDL Hospitality Trust	39,158
	Hotel Owner/Operator
5,000,000	Singapore Exchange	34,355
	Singapore Equity & Derivatives Market Operator
20,000,000	Ascendas REIT	33,365
	Singapore Industrial Property Landlord
9,540,600	Goodpack	13,865
	International Bulk Container Leasing
		257,728
	> India 4.2%
2,700,000	Shriram Transport Finance	46,439
	Truck Financing in India
1,280,000	Jain Irrigation Systems	33,926
	Agricultural Micro-irrigation Systems & Food Processing
565,000	Asian Paints	33,549
	India’s Largest Paint Company
6,000,000	Mundra Port & Special Economic Zone	22,335
	Indian West Coast Shipping Port
1,100,000	Housing Development Finance	17,862
	Indian Mortgage Lender
2,125,000	Patel Engineering	17,771
	Civil Engineering & Construction
3,785,000	Infrastructure Development Finance	17,277
	Infrastructure Finance in India
1,148,000	Educomp Solutions	15,541
	Multimedia Educational Content & Schools
7,702,000	S. Kumars Nationwide (a)	13,232
	Textiles, Clothing & Retail
23,000,000	REI Agro	10,573
	Basmati Rice Processing
		228,505
	> Hong Kong 2.6%
22,154,200	Lifestyle International	54,939
	Mid- to High-end Department Store Operator in Hong Kong & China
1,900,000	Hong Kong Exchanges and Clearing	37,355
	Hong Kong Equity & Derivatives Market Operator
5,000,000	Melco Crown Entertainment (a)(b)	25,450
	Macau Casino Operator
8,336,150	L’Occitane International (a)	23,304
	Skin Care & Cosmetics Producer
		141,048
	> South Korea 2.5%
280,000	NHN (a)	48,130
	South Korea’s Largest Online Search Engine
909,000	Woongjin Coway	35,423
	South Korean Household Appliance Rental Service Provider
172,000	MegaStudy	25,444
	Online Education Service Provider
376,000	Mirae Asset Securities	19,796
	South Korea’s Largest Diversified Financial Company
179,000	Taewoong	9,469
	Niche Custom Forging
		138,262
	> Taiwan 2.3%
7,200,000	Simplo Technology	41,047
	World’s Largest Notebook Battery Pack Supplier
14,000,000	Everlight Electronics	39,442
	LED Packager
1,599,620	Formosa International Hotels	26,122
	Hotel, Food & Beverage Operation & Hospitality Management Services
27,000,000	Yuanta Financial Holdings	16,395
	Financial Holding Company in Taiwan
		123,006
Asia: Total		2,113,974

Europe 35.6%
	> United Kingdom 7.1%
6,700,000	Serco	64,794
	Facilities Management
2,000,000	Intertek Group	57,554
	Testing, Inspection & Certification Services
890,000	Chemring	42,075
	Defense Manufacturer of Countermeasures & Energetics
8,873,000	Cobham	32,239
	Aerospace Components
1,768,000	Petropavlovsk	30,888
	Gold & Iron Ore Mining in Russia
4,025,000	Micro Focus	24,154
	United Kingdom Legacy Software Provider
682,000	Rotork	18,463
	Valve Actuators for Oil & Water Pipelines
54,275,000	Workspace Group	18,386
	United Kingdom Real Estate
652,442	Abcam	17,707
	Online Sales of Antibodies
690,000	Tullow Oil	13,822
	Oil & Gas Producer
4,600,000	RPS Group	13,524
	Environmental Consulting & Planning
20,823,776	Archipelago Resources (a)	13,174
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
1,250,000	Smith & Nephew	11,404
	Medical Equipment & Supplies
2,266,644	N Brown Group	8,270
	Home Shopping Women’s Clothes Retailer

Number of Shares		Value (000)

	> United Kingdom—continued
3,500,000	PureCircle (a)(b)	$8,247
	Manufactures Natural Sweetener
304,000	Premier Oil (a)	7,921
	Oil & Gas Producer in Europe, Pakistan & Asia
		382,622
	> Netherlands 6.3%
1,922,517	Imtech	61,100
	Electromechanical & ICT Installation & Maintenance
763,202	Fugro	50,220
	Sub-sea Oilfield Services
1,040,200	Vopak	49,705
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
1,240,557	Koninklijke TenCate	40,366
	Advanced Textiles & Industrial Fabrics
1,476,800	Unit 4 Agresso (d)	40,295
	Business Software Development
1,968,060	Aalberts Industries	32,433
	Flow Control & Heat Treatment
1,120,284	Arcadis	25,126
	Engineering Consultants
206,000	Core Laboratories (b)	18,136
	Oil & Gas Reservoir Consulting
916,600	USG People (a)	14,442
	Temporary Staffing Services
650,000	QIAGEN (a)	11,628
	Life Science Tools & Molecular Diagnostics
		343,451
	> France 4.3%
900,000	Saft	35,139
	Niche Battery Manufacturer
470,000	Neopost	34,991
	Postage Meter Machines
599,200	Eurofins Scientific	30,779
	Food, Pharmaceuticals & Materials Screening & Testing
274,100	Rubis	28,056
	Tank Storage & Liquefied Petroleum Gas Distribution
539,000	Mersen	23,306
	Advanced Industrial Materials
322,200	Pierre & Vacances	20,962
	Vacation Apartment Lets
669,000	Teleperformance	19,069
	Call Center Operator
201,101	Norbert Dentressangle	16,106
	Leading European Logistics & Transport Group
383,000	Gemalto	15,734
	Smart Card Products & Solutions
1,671,100	Hi-Media (a)	7,319
	Online Advertiser in Europe
		231,461
	> Germany 3.4%
305,000	Vossloh	32,495
	Rail Infrastructure & Diesel Locomotives
610,000	CTS Eventim	31,611
	Event Ticket Sales
2,120,000	Wirecard (b)	28,933
	Online Payment Processing & Risk Management
1,250,000	Rhoen-Klinikum	27,578
	Health Care Services
110,000	Rational	23,379
	Commercial Oven Manufacturer
515,000	Elringklinger	16,501
	Automobile Components
145,321	Wincor Nixdorf	9,480
	Retail POS Systems & ATM Machines
390,355	Tognum	8,660
	Diesel Engines for Drive & Power Generation Systems
312,500	Deutsche Beteiligungs	8,012
	Private Equity Investment Management
		186,649
	> Switzerland 2.9%
325,000	Kuehne & Nagel	39,064
	Freight Forwarding/Logistics
185,000	Geberit	32,973
	Plumbing Supplies
185,000	Partners Group	30,664
	Private Markets Asset Management
15,500	Sika	28,614
	Chemicals for Construction & Industrial Applications
720,000	Bank Sarasin & Cie	27,808
	Private Banking
		159,123
	> Italy 2.6%
7,674,000	Terna	32,633
	Italian Power Transmission
340,000	Tod’s	32,327
	Leather Shoes & Bags
4,311,600	Credito Emiliano	29,440
	Italian Regional Bank
2,083,000	Ansaldo STS	26,978
	Railway Systems Integrator
8,489,009	CIR (a)	17,339
	Italian Holding Company
		138,717
	> Sweden 2.3%
3,756,000	Hexagon (b)	80,671
	Measurement Equipment
3,887,000	Sweco	32,443
	Engineering Consultants
1,078,000	East Capital Explorer (a)	11,481
	Sweden-based RUS/CEE Investment Fund
		124,595
	> Ireland 1.4%
12,110,000	United Drug (d)	41,252
	Irish Pharmaceutical Wholesaler & Outsourcer
575,000	Paddy Power	20,177
	Irish Betting Services
297,000	Aryzta	12,971
	Baked Goods
		74,400

Number of Shares		Value (000)

	> Finland 1.2%
967,777	Stockmann	$37,710
	Department Store & Fashion Retailer in Scandinavia & Russia
1,756,000	Poyry	26,735
	Engineering Consultants
		64,445
	> Denmark 0.9%
306,000	Novozymes	38,915
	Industrial Enzymes
71,145	SimCorp	11,319
	Software for Investment Managers
		50,234
	> Portugal 0.8%
7,235,000	Redes Energéticas Nacionais	26,395
	Portuguese Power Transmission & Gas Transportation
16,574,000	Banco Comercial Português	14,462
	Largest Portuguese Banking Franchise
		40,857
	> Iceland 0.5%
34,999,999	Marel (a)	28,525
	Largest Manufacturer of Poultry & Fish Processing Equipment
		28,525
	> Spain 0.5%
579,000	Red Eléctrica de España	27,267
	Spanish Power Transmission
		27,267
	> Czech Republic 0.5%
121,268	Komercni Banka	26,468
	Leading Czech Republic Universal Bank
		26,468
	> Greece 0.5%
6,475,300	Intralot	24,879
	Lottery & Gaming Systems & Services
		24,879
	> Poland 0.4%
893,900	Central European Distribution (a)	19,952
	Largest Spirits Company in Central & Eastern Europe
		19,952
	> Norway —%
340,964	Atea	2,703
	Leading Nordic IT Hardware/Software Re-seller & Installation Company
		2,703
Europe: Total		1,926,348

Other Countries 14.6%
	> Canada 4.6%
1,710,000	ShawCor	49,859
	Oil & Gas Pipeline Products
1,301,612	CCL Industries	36,636
	Leading Global Label Manufacturer
735,000	Baytex (b)	26,624
	Oil & Gas Producer in Canada
540,000	AG Growth	21,067
	Leading Manufacturer of Augers & Grain Handling Equipment
850,000	Ivanhoe Mines (a)	19,943
744,000	Ivanhoe Mines (a)(e)	17,417
	Copper Mine Project in Mongolia
753,000	Eldorado Gold	13,920
	Gold Miner in Turkey, Greece, China & Brazil
1,355,000	Guyana Goldfields (a)(f)	13,680
	Gold Mining Projects in Guyana
1,480,610	Pan Orient (a)	10,749
	Growth Oriented & Return Focused Asian Explorer
530,000	Black Diamond Group	9,277
	Provides Accommodations/Equipment for Oil Sands Exploitation
872,700	Tahoe Resources (a)(f)	7,614
	Silver Project in Guatemala
12,500,000	Eacom Timber (a)(f)	6,786
	Canadian Lumber Producer
2,262,100	Horizon North Logistics (a)	4,771
	Provides Diversified Oil Service Offering in Northern Canada
1,350,000	DeeThree Exploration (a)(d)(f)	4,565
	Canadian Oil & Gas Producer
12,500,000	Petromanas (a)(f)	4,107
6,250,000	Petromanas - Warrants (a)(f)	292
	Exploring for Oil in Albania
3,730,000	Bowood Energy — Subscription Receipts (a)(f)	1,457
	Small E & P Targeting Alberta Bakken
49,900	WestFire Energy (a)	273
	Oil Producer in Alberta & Saskatchewan
		249,037
	> United States 3.7%
1,340,000	Atwood Oceanics (a)	40,803
	Offshore Drilling Contractor
625,000	Alexion Pharmaceuticals (a)	40,225
	Biotech Focused on Orphan Diseases
918,000	World Fuel Services	23,877
	Global Fuel Broker
329,000	FMC Technologies (a)	22,468
	Oil & Gas Wellhead Manufacturer
725,000	BioMarin (a)	16,204
	Biotech Focused on Orphan Diseases
568,000	Textainer Group Holdings	15,188
	Top International Container Leasor
391,000	Bristow (a)	14,107
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
679,000	Ritchie Brothers Auctioneers (b)	14,103
	Heavy Equipment Auctioneer
192,000	Oceaneering International (a)	10,341
	Provider of Sub-sea Services & Manufactured Products
324,000	Tesco (a)	3,898
	Developing New Well Drilling Technologies
		201,214
	> South Africa 2.7%
1,644,000	Naspers	80,333
	Media in Africa & Other Emerging Markets

Number of Shares		Value (000)

	> South Africa—continued
4,600,000	Mr. Price	$36,283
	South African Retailer of Apparel, Household & Sporting Goods
4,541,900	Northam Platinum	29,950
	Platinum Mining in South Africa
		146,566
	> Australia 2.3%
2,482,000	UGL	35,726
	Engineering & Facilities Management
7,189,283	SAI Global	30,381
	Publishing, Certification & Compliance Services
319,000	Cochlear	21,677
	Cochlear Implants for Hearing
11,236,457	Hastie Group	17,131
	Mechanical, Electrical & Hydraulic (MEH) Engineering
2,200,000	Billabong International	16,948
	Action Sports Apparel Brand Manager
731,000	Seek	5,295
	Online Job Listing & Education
		127,158
	> Israel 0.8%
2,890,000	Israel Chemicals	40,835
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		40,835
	> Kazakhstan 0.3%
1,770,000	Halyk Savings Bank of Kazakhstan - GDR (a)	15,205
	Largest Retail Bank & Insurer in Kazakhstan
		15,205
	> Senegal 0.2%
33,000	Sonatel	9,602
	Leading Telecoms Operator in Western Africa
		9,602
	> Egypt —%
96,872	Paints & Chemical Industries (Pachin)	986
	Paints & Inks in Egypt
		986
Other Countries: Total		790,603

Latin America 6.2%
	> Brazil 4.7%
4,900,000	Localiza Rent A Car	82,391
	Car Rental
5,375,000	Suzano	50,986
	Brazilian Pulp & Paper Producer
1,300,000	Natura	34,959
	Direct Retailer of Cosmetics
3,000,000	Mills Estruturas e Serviços de Engenharia (a)	29,805
	Civil Engineering & Construction
2,500,000	PDG Realty	29,772
	Brazilian Low-income Property Developer
3,000,000	MRV Engenharia	28,475
	Brazilian Low-income Property Developer
		256,388
	> Chile 0.8%
862,000	Sociedad Quimica y Minera de Chile - ADR	41,583
	Producer of Specialty Fertilizers, Lithium & Iodine
		41,583
	> Mexico 0.7%
533,400	Grupo Aeroportuario del Sureste - ADR	25,326
	Mexican Airport Operator
6,837,700	Urbi Desarrollos Urbanos (a)	14,319
	Affordable Housing Builder
		39,645
Latin America: Total		337,616

Total Equities: 95.4% (Cost: $3,745,443)		5,168,541

Securities Lending Collateral: 2.3%
123,568,743	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.07%)	123,569

Total Securities Lending Collateral: (Cost: $123,569)		123,569

Principal Amount (000)		Value (000)

Short-Term Obligations: 3.9%
	> Repurchase Agreement 3.4%
$187,433	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.23%, collateralized by U.S. Government Agency obligations with various maturities to 7/14/14, market value $191,183 (repurchase proceeds $187,434)	$187,433
		187,433
	> Commercial Paper 0.5%
26,300	Hewlett Packard Co. (h) 0.19% due 10/15/10	26,298
		26,298
Total Short-Term Obligations: (Amortized Cost: $213,731)		213,731

Total Investments: 101.6% (Cost: 4,082,743)(i)(j)		5,505,841

Obligation to Return Collateral for Securities Loaned: (2.3)%		(123,569)

Cash and Other Assets Less Liabilities: 0.7%		35,329

Total Net Assets: 100.0%		$5,417,601

ADR = American Depositary Receipts.

GDR = Global Depositary Receipts.

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$85,431	$2,028,385	$158	$2,113,974
Europe	38,088	1,888,260	—	1,926,348
Other Countries	411,750	378,853	—	790,603
Latin America	337,616	—	—	337,616
Total Equities	872,885	4,295,498	158	5,168,541
Total Securities Lending Collateral	123,569	—	—	123,569
Total Short-Term Obligations	—	213,731	—	213,731
Total Investments	$996,454	$4,509,229	$158	$5,505,841
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	7,934	—	7,934
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(13,159)	—	(13,159)
Total	$996,454	$4,504,004	$158	$5,500,616

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisor’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

> Notes to Statements of Investments (dollar values in thousands)

The following table reconciles asset balances for the nine-month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Equities
Asia	$158	$—	$—	$—	$—	$—	$—	$158
	$158	$—	$—	$—	$—	$—	$—	$158

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $-.

The Fund adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010. This Update applies to Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$152,770	$—	$—	$152,770

Financial assets were transferred from Level 2 to Level 1 as third party statistical pricing services were no longer incorporated in the valuation of the security.

(a)     Non-income producing security.

(b)    All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $119,889.

(c)     Illiquid security.

(d)    An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.

Holdings and transactions in these affiliated companies during the nine months ended September 30, 2010, are as follows:

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/10	Value	Dividend
DeeThree Exploration	—	1,350,000	—	1,350,000	$4,565	$—
Koninklijke TenCate*	1,372,989	40,382	172,814	1,240,557	40,366	1,119
Nippon Residential Investment*	12,500	—	12,500	—	—	332
Unit 4 Aggresso	1,385,000	91,800	—	1,476,800	40,295	296
United Drug	8,100,000	4,010,000	—	12,110,000	41,252	—
Total of Affiliated Transactions	10,870,489	5,492,182	185,314	16,177,357	$126,478	$1,747

*      At September 30, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2010, was $94,822 and $126,478, respectively. Investments in affiliated companies represented 2.3% of total net assets at September 30, 2010.

(e)     Security is traded on a U.S. exchange.

(f)       Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2010, the market value of these securities amounted to $38,501, which represented 0.71% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Guyana Goldfields	1/19/10	1,355,000	$9,134	$13,680
Tahoe Resources	5/28/10	872,700	4,984	7,614
Eacom Timber	3/17/10	12,500,000	6,188	6,786
DeeThree Exploration	9/7/10	1,350,000	3,525	4,565
Petromanas	5/20/10	12,500,000	4,344	4,107
Bowood Energy - Subscription Receipts	9/17/10	3,730,000	907	1,457
Petromanas - Warrants	5/20/10	6,250,000	362	292
			$29,444	$38,501

> Notes to Statements of Investments (dollar values in thousands)

(g)    Investment made with cash collateral received from securities lending activity.

(h)    Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2010, this security had an aggregate value of $26,298, which represented 0.5% of net assets.

(i)        At September 30, 2010, for federal income tax purposes, the cost of investments was $4,082,743 and net unrealized apppreciation was $1,423,098, consisting of gross unrealized appreciation of $1,656,385 and gross unrealized depreciation of $233,287.

(j)        On September 30, 2010, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$1,089,390	20.1
Japanese Yen	895,721	16.5
U.S. Dollar	741,671	13.7
Hong Kong Dollar	385,321	7.1
British Pound	382,622	7.1
Other currencies less than 5% of total net assets	2,011,116	37.1
	$5,505,841	101.6

At September 30, 2010, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Sell	Forward Foreign Currency Exchange Contracts to Buy	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
USD	AUD	30,506	$26,722	10/15/10	$2,728
USD	AUD	30,788	27,300	11/15/10	2,311
USD	AUD	29,260	27,300	12/15/10	737
USD	CAD	29,640	28,633	10/15/10	166
USD	CAD	29,748	28,500	11/15/10	384
USD	EUR	294	377	10/15/10	24
USD	JPY	1,853,607	21,000	10/15/10	1,206
USD	JPY	1,141,406	13,300	11/15/10	378
			$173,132		$7,934

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized (Depreciation)
CAD	USD	29,209	$28,500	12/15/10	$(161)
USD	EUR	53,539	68,000	10/15/10	(4,981)
USD	EUR	53,909	69,100	11/15/10	(4,367)
USD	EUR	53,170	69,100	12/15/10	(3,344)
USD	JPY	711,137	8,283	10/15/10	(237)
JPY	USD	1,103,674	13,300	12/15/10	(69)
			$256,283		$(13,159)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = United States Dollar

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value (000)

Equities: 99.5%

Information 33.4%
	> Business Software 8.8%
985,000	Informatica (a)	$37,834
	Enterprise Data Integration Software
698,000	Micros Systems (a)	29,546
	Information Systems for Hotels, Restaurants & Retailers
375,000	ANSYS (a)	15,844
	Simulation Software for Engineers & Designers
370,000	Blackbaud	8,895
	Software & Services for Non-profits
142,000	Concur Technologies (a)	7,020
	Web Enabled Cost & Expense Management Software
110,000	Advent Software (a)	5,741
	Portfolio Management & Trading Systems
135,000	Blackboard (a)(b)	4,865
	Education Software
174,000	Jack Henry & Associates	4,437
	Systems Financial Institutions
959,000	Art Technology Group (a)	3,961
	Software & Tools to Optimize Websites for E-Commerce
57,000	Quality Systems	3,780
	IT Systems for Medical Groups & Ambulatory Care Centers
132,000	Constant Contact (a)(b)	2,829
	E-mail & Other Marketing Campaign Management Systems Delivered Over the Web
100,000	Avid Technology (a)	1,311
	Digital Nonlinear Editing Software & Systems
230,000	Actuate (a)	1,184
	Information Delivery Software & Solutions
		127,247
	> Computer Hardware & Related Equipment 4.1%
549,000	II-VI (a)	20,494
	Laser Optics & Specialty Materials
285,600	Amphenol	13,989
	Electronic Connectors
324,000	Zebra Technologies (a)	10,899
	Bar Code Printers
280,000	Nice Systems - ADR (Israel) (a)	8,761
	Audio & Video Recording Solutions
196,000	Netgear (a)	5,294
	Networking Products for Small Business & Home
		59,437
	> Semiconductors & Related Equipment 3.8%
1,958,000	Atmel (a)	15,586
	Microcontrollers, RF & Memory Semiconductors
760,000	Microsemi (a)	13,034
	Analog/Mixed-signal Semiconductors
1,061,750	ON Semiconductor (a)	7,655
	Mixed-signal & Power Management Semiconductors
287,000	Supertex (a)	6,348
	Analog/Mixed-signal Semiconductors
346,000	Monolithic Power Systems (a)	5,650
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
480,000	Pericom Semiconductor (a)	4,171
	Interface Integrated Circuits (ICs) & Frequency Control Products
750,000	Entegris (a)	3,503
	Semiconductor Materials Management Products
		55,947
	> Telephone and Data Services 3.3%
1,617,000	tw telecom (a)	30,028
	Fiber Optic Telephone/Data Services
177,000	AboveNet (a)	9,220
	Metropolitan Fiber Communications Services
2,030,000	PAETEC Holding (a)	8,343
	Telephone/Data Services for Business
		47,591
	> Instrumentation 3.1%
180,000	Mettler Toledo (a)	22,399
	Laboratory Equipment
575,000	IPG Photonics (a)	13,881
	Fiber Lasers
168,000	Trimble Navigation (a)	5,887
	GPS-based Instruments
130,000	FLIR Systems (a)	3,341
	Infrared Cameras
		45,508
	> Mobile Communications 2.9%
610,000	SBA Communications (a)	24,583
	Communications Towers
383,000	Crown Castle International (a)	16,910
	Communications Towers
88,000	Globalstar (a)	153
	Satellite Mobile Voice & Data Carrier
		41,646
	> Telecommunications Equipment 2.0%
386,000	Polycom (a)	10,530
	Video Conferencing Equipment
526,000	Finisar (a)	9,884
	Optical Sub-systems & Components
197,000	Blue Coat Systems (a)	4,740
	WAN Acceleration & Network Security
199,200	Ixia (a)	2,470
	Telecom Network Test Equipment
114,000	Infinera (a)	1,330
	Optical Networking Equipment
		28,954
	> Computer Services 1.9%
310,000	ExlService Holdings (a)	6,029
	BPO (Business Process Outsourcing)
298,406	SRA International (a)	5,885
	Government IT Services
235,000	iGate	4,263
	IT & BPO (Business Process Outsourcing) Services

Number of Shares		Value (000)

	> Computer Services—continued
1,005,500	Hackett Group (a)	$4,153
	IT Integration & Best Practice Research
786,000	RCM Technologies (a)(c)	3,961
	Technology & Engineering Services
172,000	Acxiom (a)	2,728
	Database Marketing Services
		27,019
	> Gaming Equipment & Services 1.6%
570,000	Bally Technologies (a)	19,922
	Slot Machines & Software
73,000	WMS Industries (a)	2,779
	Slot Machine Provider
		22,701
	> Internet Related 0.6%
79,188	Equinix (a)	8,105
	Network Neutral Data Centers
381,740	TheStreet.com	1,073
	Financial Information Websites
		9,178
	> Financial Processors 0.5%
188,000	Global Payments	8,063
	Credit Card Processor
		8,063
	> Contract Manufacturing 0.5%
261,000	Plexus (a)	7,660
	Electronic Manufacturing Services
		7,660
	> Radio 0.2%
511,100	Salem Communications (a)	1,518
	Radio Stations for Religious Programming
705,500	Spanish Broadcasting System (a)	614
	Spanish Language Radio Stations
18,750	Saga Communications (a)	380
	Radio Stations in Small & Mid-sized Cities
		2,512
	> TV Broadcasting 0.1%
975,000	Entravision Communications (a)	1,940
	Spanish Language TV & Radio Stations
		1,940
Information: Total		485,403

Consumer Goods & Services 17.4%
	> Retail 6.2%
390,000	lululemon athletica (a)(b)	17,441
	Premium Active Apparel Retailer
401,000	Abercrombie & Fitch	15,767
	Teen Apparel Retailer
263,300	Urban Outfitters (a)	8,278
	Apparel & Home Specialty Retailer
241,000	J Crew Group (a)	8,102
	Multi-channel Branded Retailer
875,000	Saks (a)	7,525
	Luxury Department Store Retailer
614,000	Chico’s FAS	6,459
	Women’s Specialty Retailer
480,000	Talbots (a)	6,288
	Women’s Specialty Retailer
540,000	Pier 1 Imports (a)	4,423
	Home Furnishing Retailer
145,600	Shutterfly (a)	3,784
	Internet Photo-centric Retailer
455,956	Coldwater Creek (a)	2,403
	Women’s Apparel Retailer
670,861	Charming Shoppes (a)	2,362
	Women’s Specialty Plus Size Apparel Retailer
688,600	Wet Seal (a)	2,334
	Specialty Apparel Retailer
90,000	Dress Barn (a)	2,138
	Women’s & Tween Specialty Retailer
104,508	Express (a)	1,590
	Dual Gender Fashion Retailer
24,304	Rue21 (a)	627
	Fashion Value Apparel Retailer
		89,521
	> Travel 3.2%
739,700	Gaylord Entertainment (a)	22,561
	Convention Hotels
717,950	Avis Budget Group (a)	8,364
	Second Largest Car Rental Company
220,000	Vail Resorts (a)	8,254
	Ski Resort Operator & Developer
750,000	Hertz (a)	7,943
	Largest U.S. Rental Car Operator
		47,122
	> Furniture & Textiles 2.0%
980,000	Knoll	15,200
	Office Furniture
540,000	Interface	7,684
	Modular & Broadloom Carpet
285,000	Herman Miller	5,609
	Office Furniture
		28,493
	> Casinos & Gaming 1.1%
372,000	Penn National Gaming (a)	11,015
	Regional Casino Operator
455,000	Pinnacle Entertainment (a)	5,073
	Regional Casino Operator
		16,088
	> Apparel 1.0%
276,530	True Religion Apparel (a)	5,901
	Premium Denim
281,000	Jones Apparel Group	5,519
	Wholesaler of Women’s Apparel, Footwear & Accessories
60,000	Warnaco Group (a)	3,068
	Global Branded Apparel Manufacturer
		14,488

Number of Shares		Value (000)

	> Educational Services 1.0%
153,700	ITT Educational Services (a)	$10,800
	Post-secondary Degree Services
165,000	Universal Technical Institute	3,226
	Vocational Training
		14,026
	> Other Durable Goods 0.7%
161,000	Cavco Industries (a)	5,781
	Manufactured Homes
154,000	Jarden	4,794
	Branded Household Products
		10,575
	> Other Consumer Services 0.7%
259,000	Lifetime Fitness (a)	10,223
	Sport & Fitness Club Operator
		10,223
	> Consumer Goods Distribution 0.6%
472,000	Pool	9,473
	Distributor of Swimming Pool Supplies & Equipment
		9,473
	> Food & Beverage 0.5%
162,000	Diamond Foods	6,640
	Culinary Ingredients & Snack Foods
		6,640
	> Leisure Products 0.4%
180,000	Thor Industries	6,012
	RV & Bus Manufacturer
		6,012
Consumer Goods & Services: Total		252,661

Industrial Goods & Services 14.2%
	> Machinery 10.5%
627,500	Ametek	29,976
	Aerospace/Industrial Instruments
373,600	Nordson	27,531
	Dispensing Systems for Adhesives & Coatings
445,000	Donaldson	20,973
	Industrial Air Filtration
585,000	Pentair	19,673
	Pumps & Water Treatment
587,000	ESCO Technologies	19,524
	Automatic Electric Meter Readers
217,732	HEICO	7,418
	FAA Approved Aircraft Replacement Parts
195,000	MOOG (a)	6,924
	Motion Control Products for Aerospace, Defense & Industrial Markets
177,000	Kennametal	5,475
	Consumable Cutting Tools
111,000	WABCO Holdings (a)	4,655
	Truck & Bus Component Supplier
162,000	Oshkosh (a)	4,455
	Specialty Truck Manufacturer
71,800	Toro	4,037
	Turf Maintenance Equipment
50,000	Kaydon	1,730
	Specialized Friction & Motion Control Products
		152,371
	> Industrial Materials & Specialty Chemicals 0.9%
326,000	Drew Industries (a)	6,800
	RV & Manufactured Home Components
150,000	Albany International	2,838
	Paper Machine Clothing & Advanced Textiles
60,000	Albemarle	2,809
	Refinery Catalysts & Other Specialty Chemicals
		12,447
	> Electrical Components 0.8%
280,000	Acuity Brands	12,387
	Commercial Lighting Fixtures
		12,387
	> Other Industrial Services 0.6%
265,000	TrueBlue (a)	3,617
	Temporary Manual Labor
396,000	American Reprographics (a)	3,109
	Document Management & Logistics
66,350	Forward Air	1,725
	Freight Transportation Between Airports
		8,451
	> Steel 0.5%
486,000	GrafTech International (a)	7,596
	Industrial Graphite Materials Producer
		7,596
	> Industrial Distribution 0.4%
350,000	Interline Brands (a)	6,314
	Industrial Distribution
		6,314
	> Waste Management 0.4%
130,000	Waste Connections (a)	5,156
	Solid Waste Management
		5,156
	> Water 0.1%
550,000	Mueller Water Products	1,661
	Fire Hydrants, Valves & Ductile Iron Pipes
		1,661
Industrial Goods & Services: Total		206,383

Finance 10.9%
	> Banks 5.5%
981,941	Valley National Bancorp	12,667
	New Jersey/New York Bank
659,800	TCF Financial	10,682
	Great Lakes Bank
532,000	MB Financial	8,629
	Chicago Bank
431,597	Lakeland Financial	8,054
	Indiana Bank
170,000	SVB Financial Group (a)	7,194
	Bank to Venture Capitalists

Number of Shares		Value (000)

	> Banks—continued
453,400	Associated Banc-Corp	$5,980
	Midwest Bank
527,700	Pacific Continental	4,776
	Pacific Northwest Bank
571,000	Whitney Holding	4,665
	Gulf Coast Bank
269,600	Eagle Bancorp (a)	3,095
	Metro D.C. Bank
678,200	First Busey	3,086
	Illinois Bank
178,826	Sandy Spring Bancorp	2,772
	Baltimore/D.C. Bank
245,000	Wilmington Trust	2,200
	Delaware Trust Bank
264,703	Green Bankshares (a)(b)	1,797
	Tennessee Bank
210,000	CVB Financial (b)	1,577
	Inland Empire Business Bank
90,000	TriCo Bancshares	1,383
	California Central Valley Bank
851,247	Guaranty Bancorp (a)	1,354
	Colorado Bank
		79,911
	> Finance Companies 3.3%
345,000	World Acceptance (a)	15,235
	Personal Loans
335,418	McGrath Rentcorp	8,033
	Temporary Space & IT Rentals
265,000	GATX	7,770
	Rail Car Lessor
412,500	Aaron’s	7,611
	Rent to Own
542,600	H&E Equipment Services (a)	4,325
	Heavy Equipment Leasing
230,000	CAI International (a)	3,489
	International Container Leasing
99,200	Marlin Business Services (a)	1,190
	Small Equipment Leasing
		47,653
	> Brokerage & Money Management 0.9%
209,500	Eaton Vance	6,084
	Specialty Mutual Funds
675,000	MF Global (a)	4,860
	Futures Broker
155,000	Investment Technology Group (a)	2,204
	Electronic Trading
		13,148
	> Savings & Loans 0.8%
756,000	ViewPoint Financial	6,993
	Texas Thrift
238,090	Berkshire Hills Bancorp	4,514
	Northeast Thrift
46,231	K-Fed Bancorp	365
	Los Angeles Savings & Loan
		11,872
	> Insurance 0.4%
120,000	Tower Group	2,802
	Commercial & Personal Lines Insurance
110,000	Delphi Financial Group	2,749
	Workers Compensation & Group Employee Benefit Products & Services
		5,551
Finance: Total		158,135

Health Care 8.4%
	> Biotechnology & Drug Delivery 4.6%
480,238	Seattle Genetics (a)	7,458
	Antibody-based Therapies for Cancer
196,000	Acorda Therapeutics (a)	6,472
	Biopharma Company Focused on Nervous Disorder Drugs
431,000	Nektar Therapeutics (a)	6,366
	Drug Delivery Technologies
266,000	BioMarin (a)	5,945
	Biotech Focused on Orphan Diseases
100,000	United Therapeutics (a)	5,601
	Biotech Focused on Rare Diseases
205,000	Auxilium Pharmaceuticals (a)(b)	5,080
	Biotech Focused on Niche Disease Areas
915,683	Allos Therapeutics (a)	4,322
	Cancer Drug Development
600,000	NPS Pharmaceuticals (a)	4,104
	Orphan Drugs & Healthy Royalties
437,000	Isis Pharmaceuticals (a)	3,671
	Biotech Pioneer in Anti-sense Drugs
540,000	Micromet (a)	3,629
	Next-generation Antibody Technology
117,000	Onyx Pharmaceuticals (a)	3,086
	Commercial-stage Biotech Focused on Cancer
145,000	Amylin Pharmaceuticals (a)	3,023
	Biotech Company Focused on Diabetes & Obesity
460,728	Chelsea Therapeutics (a)	2,359
	Biotech Focused on Rare Diseases
650,000	Array Biopharma (a)	2,099
	Drugs for Cancer & Inflammatory Diseases
59,000	Human Genome Sciences (a)	1,758
	Biotech Focused on HCV, Inflammation & Cancer
450,000	Idenix Pharmaceuticals (a)	1,395
	Developer of Drugs for Infectious Diseases
220,000	Anthera (a)	922
	Biotech Focused on Cardiovascular, Cancer & Immunology
18,181	Metabolex, Series A-1 (a)(d)	30
	Diabetes Drug Development
100,000	IsoRay - Warrants (a)(d)	2
	Radiology Cancer Company
738,060	Medicure - Warrants (a)(d)	2
	Cardiovascular Biotech Company
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	1
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	1
	High Throughput Rational Drug Design
		67,326

Number of Shares		Value (000)

	> Medical Equipment & Devices 2.2%
235,000	Alexion Pharmaceuticals (a)	$15,125
	Biotech Focused on Orphan Diseases
165,000	Orthofix International (a)	5,184
	Bone Fixation & Stimulation Devices
76,000	Gen-Probe (a)	3,683
	Molecular In-vitro Diagnostics
80,000	Sirona Dental Systems (a)	2,883
	Manufacturer of Dental Equipment
80,000	American Medical Systems (a)	1,566
	Medical Devices to Treat Urological Conditions
250,000	Nanosphere (a)	1,258
	Molecular Diagnostics Company with Best of Breed Platform
25,000	Illumina (a)	1,230
	Leading Tools & Service Provider for Genetic Analysis
108,147	Vermillion (a)	597
	Ovarian Cancer Diagnostic Test
		31,526
	> Health Care Services 0.9%
467,300	PSS World Medical (a)	9,991
	Distributor of Medical Supplies
45,000	Mednax (a)	2,398
	Physician Management for Pediatric & Anesthesia Practices
		12,389
	> Medical Supplies 0.7%
406,000	Cepheid (a)	7,597
	Molecular Diagnostics
53,000	Idexx Laboratories (a)	3,271
	Diagnostic Equipment & Services for Veterinarians
		10,868
	> Pharmaceuticals —%
137,682	Akorn (a)	556
	Develops, Manufactures & Sells Specialty Generic Drugs
		556
Health Care: Total		122,665

Other Industries 7.9%
	> Real Estate 7.0%
359,000	SL Green Realty	22,735
	Manhattan Office Buildings
995,200	BioMed Realty Trust	17,834
	Life Science-focused Office Buildings
915,000	Extra Space Storage	14,677
	Self Storage Facilities
246,000	Corporate Office Properties	9,178
	Office Buildings
212,619	Macerich	9,132
	Regional Shopping Malls
1,450,000	Kite Realty Group	6,438
	Community Shopping Centers
177,000	Kilroy Realty	5,866
	Southern California Office & Industrial Properties
1,058,000	DCT Industrial Trust	5,068
	Industrial Properties
191,000	Dupont Fabros Technology	4,804
	Technology-focused Office Buildings
400,000	Education Realty Trust	2,860
	Student Housing
186,000	Associated Estates Realty	2,600
	Multi-family Properties
		101,192
	> Transportation 0.9%
344,720	Heartland Express	5,126
	Regional Trucker
156,000	World Fuel Services	4,058
	Global Fuel Broker
180,000	Rush Enterprises, Class A (a)	2,761
115,000	Rush Enterprises, Class B (a)	1,581
	Truck Sales & Services
		13,526
Other Industries: Total		114,718

Energy & Minerals 7.3%
	> Oil Services 4.5%
500,000	FMC Technologies (a)	34,145
	Oil & Gas Wellhead Manufacturer
755,000	Atwood Oceanics (a)	22,990
	Offshore Drilling Contractor
105,000	Bristow (a)	3,788
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
115,375	Exterran Holdings (a)	2,620
	Natural Gas Compressor Rental & Fabrication
106,000	Tesco (a)	1,275
	Developing New Well Drilling Technologies
		64,818
	> Oil & Gas Producers 2.1%
1,135,000	Quicksilver Resources (a)	14,301
	Natural Gas & Coal Steam Gas Producer
133,000	St. Mary Land & Exploration	4,982
	Oil & Gas Producer
230,000	Northern Oil & Gas (a)	3,896
	Small E&P Company in North Dakota Bakken
162,000	Carrizo Oil & Gas (a)	3,879
	Oil & Gas Producer
129,000	Rosetta Resources (a)	3,030
	Oil & Gas Producer Exploring in South Texas & Montana
22,800	Oasis Petroleum (a)	442
	Oil Producer in North Dakota
		30,530

Number of Shares or Principal Amount (000)		Value (000)

	> Mining 0.7%
100,000	Core Laboratories (Netherlands) (b)	$8,804
	Oil & Gas Reservoir Consulting
393,000	Alexco Resource (a)	1,824
	Mining, Exploration & Environmental Services
		10,628
Energy & Minerals: Total		105,976

Total Equities: 99.5% (Cost: $1,139,970)		1,445,941

Securities Lending Collateral: 1.3%
18,797,637	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.07%)	18,798

Total Securities Lending Collateral: (Cost: $18,798)		18,798

Short-Term Obligation: 0.2%
$3,243	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.23%, collateralized by a U.S. Government Agency obligation maturing 7/14/14, market value $3,309 (repurchase proceeds $3,243)	3,243
Total Short-Term Obligation: (Cost: $3,243)		3,243

Total Investments: 101.0% (Cost: $1,162,011)(f)		1,467,982

Obligation to Return Collateral for Securities Loaned: (1.3)%		(18,798)

Cash and Other Assets Less Liabilities: 0.3%		3,588

Total Net Assets: 100.0%		$1,452,772

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

> Notes to Statement of Investments (dollar values in thousands)

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$485,403	$—	$—	$485,403
Consumer Goods & Services	252,661	—	—	252,661
Industrial Goods & Services	206,383	—	—	206,383
Finance	158,135	—	—	158,135
Health Care	122,629	4	32	122,665
Other Industries	114,718	—	—	114,718
Energy & Minerals	105,976	—	—	105,976
Total Equities	1,445,905	4	32	1,445,941
Total Securities Lending Collateral	18,798	—	—	18,798
Total Short-Term Obligation	—	3,243	—	3,243
Total Investments	$1,464,703	$3,247	$32	$1,467,982

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine-month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Equities
Health Care	$25	$—	$7	$—	$—	$—	$—	$32
	$25	$—	$7	$—	$—	$—	$—	$32

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $7.

> Notes to Statement of Investments (dollar values in thousands)

(a)   Non-income producing security.

(b)   All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $18,156.

(c)   An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.

Holdings and transactions in these affiliated companies during the nine months ended September 30, 2010, are as follows:

Affiliate	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/10	Value	Dividend
Cavco Industries*	327,900	—	166,900	161,000	$5,781	$—
RCM Technologies	786,000	—	—	786,000	3,961	—
Total of Affiliated Transactions	1,113,900	—	166,900	947,000	$9,742	$—

*       At September 30, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2010, were $10,327 and $9,742, respectively. Investments in the affiliated companies represented 0.7% of total net assets at September 30, 2010.

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2010, the market value of these securities amounted to $36 which represented less than 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A	2/11/00	18,181	$2,000	$30
Medicure - Warrants	12/22/06	738,060	—	2
IsoRay - Warrants	3/21/07	100,000	—	2
Locus Pharmaceuticals, Series A-1 Pfd.	9/05/01	37,500	1,500	1
Locus Pharmaceuticals, Series B-1 Pfd.	2/08/07	19,329	56	1
			$3,556	$36

(e)  Investment made with cash collateral received from securities lending activity.

(f)  At September 30, 2010, for federal income tax purposes, the cost of investments was $1,162,011 and net unrealized appreciation was $305,971, consisting of gross unrealized appreciation of $449,184 and gross unrealized depreciation of $143,213.

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value (000)

Equities: 98.5%
Europe 42.0%
	> United Kingdom 19.4%
2,300,000	Serco	$22,243
	Facilities Management
530,000	Intertek Group	15,252
	Testing, Inspection & Certification Services
3,145,000	Cobham	11,427
	Aerospace Components
568,000	Petropavlovsk	9,923
	Gold & Iron Ore Mining in Russia
207,000	Chemring	9,786
	Defense Manufacturer of Countermeasures & Energetics
1,280,000	Micro Focus	7,681
	United Kingdom Legacy Software Provider
14,356,000	Workspace Group	4,863
	United Kingdom Real Estate
		81,175
	> Netherlands 6.5%
175,427	Fugro	11,544
	Sub-sea Oilfield Services
258,904	Imtech	8,228
	Electromechanical & ICT Installation & Maintenance
82,000	Core Laboratories	7,219
	Oil & Gas Reservoir Consulting
		26,991
	> Sweden 3.7%
715,000	Hexagon	15,357
	Measurement Equipment
		15,357
	> Germany 3.3%
672,000	Wirecard (a)	9,171
	Online Payment Processing & Risk Management
200,000	Rhoen-Klinikum	4,413
	Health Care Services
		13,584
	> Switzerland 2.7%
51,000	Kuehne & Nagel	6,130
	Freight Forwarding/Logistics
135,900	Bank Sarasin & Cie	5,249
	Private Banking
		11,379
	> Ireland 2.3%
2,860,000	United Drug	9,742
	Irish Pharmaceutical Wholesaler & Outsourcer
		9,742
	> France 1.8%
101,355	Neopost	7,546
	Postage Meter Machines
		7,546
	> Spain 1.4%
127,000	Red Eléctrica de España	5,981
	Spanish Power Transmission
		5,981
	> Denmark 0.9%
29,000	Novozymes	3,688
	Industrial Enzymes
		3,688
Europe: Total		175,443

Asia 35.8%
	> Japan 15.6%
1,879,000	Kansai Paint	16,027
	Paint Producer in Japan, India, China & Southeast Asia
189,300	Benesse	9,120
	Education Service Provider
8,026	Jupiter Telecommunications	8,653
	Largest Cable Service Provider in Japan
4,450	Seven Bank	7,970
	ATM Processing Services
164,000	Ain Pharmaciez	5,712
	Dispensing Pharmacy/Drugstore Operator
900	Orix JREIT	4,388
	Diversified REIT
265,000	Gree	4,285
	Mobile Social Networking Game Developer/Platform
343,300	Rohto Pharmaceutical	4,280
	Health & Beauty Products
140,100	Asahi Diamond Industrial	2,702
	Consumable Diamond Tools
242,400	Kamigumi	1,803
	Port Cargo Handling & Logistics
		64,940
	> China 8.4%
17,450,000	Jiangsu Expressway	18,285
	Chinese Toll Road Operator
5,515,200	Zhaojin Mining Industry	16,989
	Gold Mining & Refining in China
		35,274
	> Singapore 6.6%
10,400,000	Ascendas REIT	17,350
	Singapore Industrial Property Landlord
4,100,000	Olam International	10,156
	Agriculture Supply Chain Manager
		27,506
	> South Korea 5.2%
91,000	NHN (b)	15,642
	South Korea’s Largest Online Search Engine
151,000	Woongjin Coway	5,885
	South Korean Household Appliance Rental Service Provider
		21,527
Asia: Total		149,247

Other Countries 16.6%
	> Canada 7.5%
548,000	Pan American Silver	16,215
	Silver Mining

Number of Shares		Value (000)

	> Canada—continued
210,400	CCL Industries	$5,922
	Leading Global Label Manufacturer
125,000	AG Growth	4,877
	Leading Manufacturer of Augers & Grain Handling Equipment
243,250	Eldorado Gold	4,497
	Gold Miner in Turkey, Greece, China & Brazil
		31,511
	> Australia 3.4%
990,000	UGL	14,250
	Engineering & Facilities Management
		14,250
	> South Africa 3.4%
287,000	Naspers	14,024
	Media in Africa & Other Emerging Markets
		14,024
	> United States 1.2%
171,000	Atwood Oceanics (b)	5,207
	Offshore Drilling Contractor
		5,207
	> Israel 1.1%
310,000	Israel Chemicals	4,380
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		4,380
Other Countries: Total		69,372

Latin America 4.1%
	> Colombia 4.1%
615,000	Pacific Rubiales Energy (b)	17,292
	Oil Production & Exploration in Colombia
		17,292
Latin America: Total		17,292

Total Equities: 98.5% (Cost: $309,121)		411,354

Securities Lending Collateral: 1.7%
7,015,288	Dreyfus Government Cash Management Fund (c) (7 day yield of 0.07%)	7,015
Total Securities Lending Collateral: (Cost: $7,015)		7,015

Principal Amount (000)

Short-Term Obligations: 7.8%
	> Repurchase Agreement 7.3%
$30,260	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.23%, collateralized by a U.S. Government Agency obligation maturing 7/14/14, market value $30,868 (repurchase proceeds $30,260)	30,260
		30,260
	> Commercial Paper 0.5%
2,100	Hewlett Packard Co. (d)	2,100
	0.19% due 10/15/10
		2,100

Total Short-Term Obligations: (Cost: $32,360)		32,360

Total Investments: 108.0% (Cost: $348,496)(e)(f)		450,729

Obligation to Return Collateral for Securities Loaned: (1.7)%		(7,015)

Cash and Other Assets Less Liabilities: (6.3)%		(26,259)

Total Net Assets: 100.0%		$417,455

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ.  A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$7,219	$168,224	$—	$175,443
Asia	—	149,247	—	149,247
Other Countries	36,718	32,654	—	69,372
Latin America	17,292	—	—	17,292
Total Equities	61,229	350,125	—	411,354
Total Securities Lending Collateral	7,015	—	—	7,015
Total Short-Term Obligations	—	32,360	—	32,360
Total Investments	$68,244	$382,485	$—	$450,729

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

(a) All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $6,841.

(b) Non-income producing security.

(c) Investment made with cash collateral received from securities lending activity.

(d) Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2010, this security had an aggregate value of $2,100, which represented 0.5% of net assets.

(e) At September 30, 2010, for federal income tax purposes, the cost of investments was $348,496 and net unrealized appreciation was $102,233, consisting of gross unrealized appreciation of $113,231 and gross unrealized depreciation of $10,998.

(f) On September 30, 2010, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
British Pound	$81,175	19.4
Japanese Yen	64,940	15.6
Euro	56,625	13.6
U.S. Dollar	51,801	12.4
Canadian Dollar	48,803	11.7
Hong Kong Dollar	35,274	8.4
Singapore Dollar	27,506	6.6
South Korean Won	21,527	5.2
Other currencies less than 5% of total net assets	63,078	15.1
	$450,729	108.0

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value (000)

Equities: 98.0%

Consumer Goods & Services 28.1%
	> Retail 8.9%
3,800,000	Safeway	$80,408
	Supermarkets
1,650,000	Abercrombie & Fitch	64,878
	Teen Apparel Retailer
394,917	lululemon athletica (a)(b)	17,661
	Premium Active Apparel Retailer
3,500,000	Wet Seal (a)	11,865
	Specialty Apparel Retailer
120,000	Tractor Supply Company	4,759
	Rural America Retailer
		179,571
	> Travel 8.0%
8,500,000	Hertz (a)	90,015
	Largest U.S. Rental Car Operator
2,500,000	Expedia	70,525
	Online Travel Services Company
		160,540
	> Educational Services 5.4%
1,050,000	ITT Educational Services (a)	73,783
	Post-secondary Degree Services
1,600,000	Career Education (a)	34,352
	Post-secondary Education
		108,135
	> Apparel 2.4%
1,135,000	Coach	48,760
	Designer & Retailer of Branded Leather Accessories
		48,760
	> Casinos & Gaming 1.6%
335,000,000	RexLot Holdings (China)	31,736
	Lottery Equipment Supplier in China
		31,736
	> Leisure Products 0.8%
500,000	Thor Industries	16,700
	RV & Bus Manufacturer
		16,700
	> Other Consumer Services 0.6%
2,100,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	12,600
	Provides Real Estate Services in China
		12,600
	> Food & Beverage 0.4%
1,000,000	GLG Life Tech (Canada) (a)	8,320
	Produce an All-natural Sweetener Extracted from the Stevia Plant
17,500,000	Fu Ji Food & Catering Services (China) (a)(c)	180
	Food Catering Service Provider in China
		8,500
Consumer Goods & Services: Total		566,542

Information 22.3%
	> Mobile Communications 8.0%
1,550,000	Crown Castle International (a)	68,432
	Communications Towers
900,000	American Tower (a)	46,134
	Communications Towers
15,000,000	Globalstar (a)(b)(d)	26,100
	Satellite Mobile Voice & Data Carrier
505,000	SBA Communications (a)	20,352
	Communications Towers
		161,018
	> Contract Manufacturing 4.8%
8,000,000	Sanmina-SCI (a)(d)	96,640
	Electronic Manufacturing Services
		96,640
	> Business Software 2.1%
7,000,000	Novell (a)	41,790
	Directory, Operating System & Identity Management Software
		41,790
	> Computer Services 1.9%
4,147,878	WNS - ADR (India) (a)(b)(d)	37,165
	Offshore BPO (Business Process Outsourcing) Services
		37,165
	> Computer Hardware & Related Equipment 1.8%
750,000	Amphenol	36,735
	Electronic Connectors
		36,735
	> Financial Processors 1.6%
2,100,000	CardTronics (a)	32,403
	Operates the World’s Largest Network of ATMs
		32,403
	> Business Information & Marketing Services 0.8%
1,451,900	Navigant Consulting (a)	16,886
	Financial Consulting Firm
		16,886
	> Advertising 0.7%
3,242,000	VisionChina Media - ADR (China) (a)(b)	14,621
	Advertising on Digital Screens in China’s Mass Transit System
		14,621
	> Instrumentation 0.6%
100,000	Mettler Toledo (a)	12,444
	Laboratory Equipment
		12,444
Information: Total		449,702

Energy & Minerals 18.7%
	> Oil & Gas Producers 12.1%
5,250,000	Pacific Rubiales Energy (Colombia) (a)	147,616
	Oil Production & Exploration in Colombia

Number of Shares		Value (000)

	> Oil & Gas Producers—continued
36,240,000	Canacol Energy (Colombia) (a)(d)(e)	$44,873
	Oil Producer in South America
25,883,000	ShaMaran Petroleum (Iraq) (a)(d)(e)	14,792
10,067,000	ShaMaran Petroleum (Iraq) (a)(d)	5,871
	Oil Exploration in Kurdistan
1,050,000	Houston American Energy (b)	10,500
	Oil & Gas Exploration/Production in Colombia
17,144,000	Petrodorado (Colombia) (a)(d)(e)	5,552
3,005,500	Petrodorado (Columbia) (a)(d)	993
17,144,000	Petrodorado - Warrants (Colombia) (a)(d)(e)	1,999
	Oil & Gas Exploration & Production in Colombia, Peru, & Paraguay
16,443,900	Petroamerica (Colombia) (a)	4,635
	Oil Exploration & Production in Colombia
13,125,000	Petromanas (Canada) (a)(e)	4,313
5,000,000	Petromanas (Canada) (a)	1,677
6,562,500	Petromanas - Warrants (Canada) (a)(e)	306
	Exploring for Oil in Albania
		243,127
	> Alternative Energy 3.0%
3,200,000	Canadian Solar (China) (a)(b)(d)	52,160
	Solar Cell & Module Manufacturer
1,400,000	Real Goods Solar (a)(d)	5,166
	Residential Solar Energy Installer
4,500,000	Synthesis Energy Systems (China) (a)(d)	4,050
	Owner/Operator of Gasification Plants
		61,376
	> Oil Services 2.6%
3,700,000	Tetra Technologies (a)	37,740
	U.S.-based Services Company with Life of Field Approach
11,324,000	Tuscany International Drilling (Colombia) (a)(d)(e)	13,806
1,900,000	Tuscany International Drilling - Warrants (Colombia) (a)(d)(e)	248
	South America-based Drilling Rig Contractor
		51,794
	> Agricultural Commodities 1.0%
38,000,000	Eacom Timber (Canada) (a)(d)(e)	20,630
	Canadian Lumber Producer
		20,630
Energy & Minerals: Total		376,927

Finance 12.0%
	> Brokerage & Money Management 4.3%
7,000,000	MF Global (a)	50,400
	Futures Broker
1,100,000	SEI Investments	22,374
	Mutual Fund Administration & Investment Management
450,260	Eaton Vance	13,076
	Specialty Mutual Funds
		85,850
	> Credit Cards 4.0%
4,850,000	Discover Financial Services	80,898
	Credit Card Company
		80,898
	> Insurance 3.7%
13,500,000	CNO Financial Group (a)(d)	74,790
	Life, Long-term Care & Medical Supplement Insurance
		74,790
Finance: Total		241,538

Industrial Goods & Services 11.3%
	> Waste Management 2.6%
1,500,000	Waste Management	53,610
	U.S. Garbage Collection & Disposal
		53,610
	> Machinery 2.6%
1,100,000	Ametek	52,547
	Aerospace/Industrial Instruments
		52,547
	> Industrial Materials & Specialty Chemicals 1.8%
1,000,000	Nalco Holding Company	25,210
	Provider of Water Treatment & Process Chemicals & Services
1,800,000	ChemSpec International - ADR (China)	10,782
	Specialty Chemicals with Focus on Fluorinated Chemical Manufacturing
		35,992
	> Outsourcing Services 1.6%
1,650,000	Quanta Services (a)	31,482
	Electrical & Telecom Construction Services
		31,482
	> Other Industrial Services 1.4%
600,000	Expeditors International of Washington	27,738
	International Freight Forwarder
		27,738
	> Industrial Distribution 1.3%
220,000	WW Grainger	26,204
	Industrial Distribution
		26,204
Industrial Goods & Services: Total		227,573

Other Industries 5.1%
	> Transportation 3.4%
1,300,000	JB Hunt Transport Services	45,110
	Truck & Intermodal Carrier
850,000	American Commercial Lines (a)(b)(d)	23,698
	Operator of Inland Barges/Builder of Barges & Vessels
		68,808
	> Real Estate 1.1%
1,200,000	BioMed Realty Trust	21,504
	Life Science-focused Office Buildings
		21,504

Number of Shares		Value (000)

	> Regulated Utilities 0.6%
200,000	Wisconsin Energy	$11,560
	Wisconsin Utility
		11,560
Other Industries: Total		101,872

Health Care 0.5%
	> Biotechnology & Drug Delivery 0.5%
1,500,000	NPS Pharmaceuticals (a)	10,260
	Orphan Drugs & Healthy Royalties
		10,260
Health Care: Total		10,260

Total Equities: 98.0% (Cost: $1,611,000)		1,974,414

Securities Lending Collateral: 1.2%
24,450,579	Dreyfus Government Cash Management Fund (f) (7 day yield of 0.07%)	24,451

Total Securities Lending Collateral: (Cost: $24,451)		24,451

Principal Amount (000)

Short-Term Obligations: 2.1%
	> Repurchase Agreement 1.6%
$32,446	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.23%, collateralized by a U.S. Government Agency obligation maturing 9/16/14, market value $33,095 (repurchase proceeds $32,446)	32,446
		32,446
	> Commercial Paper 0.5%
9,600	Hewlett Packard Co. (g) 0.19% due 10/15/10	9,599
		9,599

Total Short-Term Obligations: (Amortized Cost: $42,045)		42,045

Total Investments: 101.3% (Cost: $1,677,496)(h)		2,040,910

Obligation to Return Collateral for Securities Loaned: (1.2)%		(24,451)

Cash and Other Assets Less Liabilities: (0.1)%		(2,731)

Total Net Assets: 100.0%		$2,013,728

ADR = American Depositary Receipts

>	Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

>	Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$534,626	$31,736	$180	$566,542
Information	449,702	—	—	449,702
Energy & Minerals	270,408	106,519	—	376,927
Finance	241,538	—	—	241,538
Industrial Goods & Services	227,573	—	—	227,573
Other Industries	101,872	—	—	101,872
Health Care	10,260	—	—	10,260
Total Equities	1,835,979	138,255	180	1,974,414
Total Securities Lending Collateral	24,451	—	—	24,451
Total Short-Term Obligations	—	42,045	—	42,045
Total Investments	$1,860,430	$180,300	$180	$2,040,910

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisor’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stocks using a model, based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine-month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Equities
Consumer Goods & Services	$181	$—	$(1)	$—	$—	$—	$—	$180
	$181	$—	$(1)	$—	$—	$—	$—	$180

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $(1).

> Notes to Statement of Investments (dollar values in thousands)

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $25,465.
(c)	Illiquid security.
(d)	An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.

Holdings and transactions in these affiliated companies during the nine months ended September 30, 2010, are as follows:

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/10	Value	Dividend
American Commercial Lines	1,125,000	250,000	525,000	850,000	$23,698	$—
Canacol Energy	32,240,000	4,000,000	—	36,240,000	44,873	—
Canadian Solar	1,900,000	1,300,000	—	3,200,000	52,160	—
CardTronics*	2,620,000	—	520,000	2,100,000	32,403	—
China Mass Media - ADR*	1,662,685	—	1,662,685	—	—	—
CNO Financial Group	13,500,000	—	—	13,500,000	74,790	—
Eacom Timber	—	38,000,000	—	38,000,000	20,630	—
Globalstar	13,400,800	1,599,200	—	15,000,000	26,100	—
Petrodorado	—	37,293,500	—	37,293,500	8,544	—
Real Goods Solar	1,400,000	—	—	1,400,000	5,166	—
Sanmina-SCI	8,200,000	—	200,000	8,000,000	96,640	—
ShaMaran Petroleum	31,000,000	4,950,000	—	35,950,000	20,663	—
SkillSoft - ADR*	9,000,000	—	9,000,000	—	—	—
Synthesis Energy Systems	2,200,000	2,300,000	—	4,500,000	4,050	—
Tetra Technologies*	5,000,000	—	1,300,000	3,700,000	37,740	—
Tuscany International Drilling	—	13,224,000	—	13,224,000	14,054	—
VisionChina Media - ADR*	4,250,000	992,959	2,000,959	3,242,000	14,621	—
WNS - ADR	3,913,900	233,978	—	4,147,878	37,165	—
Total of Affiliated Transactions	131,412,385	104,143,637	15,208,644	220,347,378	$513,297	$—

*                 At September 30, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2010, were $616,530 and $513,297, respectively. Investments in affiliated companies represented 25.5% of the Fund’s total net assets at September 30, 2010.

(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $106,519, which represented 5.29% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Canacol Energy	9/23/09-4/15/10	36,240,000	$11,360	$44,873
Eacom Timber	3/17/10	38,000,000	18,812	20,630
ShaMaran Petroleum	9/15/09	25,883,000	18,117	14,792
Tuscany International Drilling	2/12/10-3/23/10	11,324,000	12,989	13,806
Petrodorado	11/20/09	17,144,000	3,607	5,552
Petromanas	5/20/10	13,125,000	4,561	4,313
Petrodorado-Warrants	11/20/09	17,144,000	2,118	1,999
Petromanas-Warrants	5/20/10	6,562,500	380	306
Tuscany International Drilling-Warrants	2/12/10	1,900,000	235	248
			$72,179	$106,519

(f)	Investment made with cash collateral received from securities lending activity.
(g)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers is also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2010, this security had an aggregate value of $9,599, which represented 0.5% of net assets.

(h)

At September 30, 2010, for federal income tax purposes, the cost of investments was $1,677,496 and net unrealized appreciation was $363,414, consisting of gross unrealized appreciation of $650,915 and gross unrealized depreciation of $287,501.

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2010

Number of Shares or Principal Amount (000)		Value (000)

	> Stock Funds: 74.7%
751,000	Columbia Marsico Growth Fund, Class Z	$13,646
822,648	Columbia Large Cap Enhanced Core Fund, Class Z	9,123
1,509,590	Columbia Dividend Income Fund, Class Z	18,311
513,459	Columbia Acorn Fund, Class Z	13,920
489,396	Columbia Acorn International, Class Z	18,597
369,688	Columbia Acorn Select, Class Z	9,312
720,952	Columbia Contrarian Core Fund, Class Z	9,142

Total Stock Funds: (Cost: $78,698)		92,051

	> Bond Funds: 25.0%
1,671,023	Columbia Intermediate Bond Fund, Class Z	15,390
784,926	Columbia U.S. Treasury Index Fund, Class Z	9,231
791,541	Columbia Conservative High Yield Fund, Class Z	6,190

Total Bond Funds: (Cost: $29,656)		30,811

Short-Term Obligation: 0.3%

	> Repurchase Agreement: 0.3%
$411	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.23%, collateralized by a U.S. Government Agency obligation, maturing 9/16/14, market value $423 (repurchase proceeds $411)	411

Total Short-Term Obligation: (Cost: $411)		411

Total Investments: 100.0% (Cost: $108,765)(a)		123,273

Cash and Other Assets Less Liabilities: (—)%		(38)

Total Net Assets: 100.0%		$123,235

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Investments in portfolio funds are valued at their net asset values as reported by the portfolio funds. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of each Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Stock Funds	$92,051	$—	$—	$92,051
Total Bond Funds	30,811	—	—	30,811
Total Short-Term Obligation	—	411	—	411
Total Investments	$122,862	$411	$—	$123,273

Certain short-term obligations may also be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

(a)

At September 30, 2010, for federal income tax purposes, the cost of investments was $108,765 and net unrealized appreciation was $14,508, consisting of gross unrealized appreciation of $14,802 and gross unrealized depreciation of $294.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/Charles P. McQuaid
Charles P. McQuaid, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Charles P. McQuaid
Charles P. McQuaid, President

Date	November 19, 2010

By (Signature and Title)	/s/Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 19, 2010